June 28, 2016

ULTIMUS MANAGERS TRUST

ALAMBIC SMALL CAP GROWTH PLUS FUND

Supplement to the Statement of Additional Information (“SAI”)
Dated December 16, 2015, Revised February 12, 2016

This supplement updates certain information contained in the SAI for the Alambic Small Cap Growth Plus Fund (the “Fund”). For more information or to obtain a copy of the Fund’s Prospectus or SAI, free of charge, please contact the Fund toll free at 1-888-890-8988.

The following changes are made in the section entitled “MANAGEMENT OF THE TRUST”.

The following disclosure replaces, in its entirety, the first paragraph in the subsection entitled “Leadership Structure and Qualifications of Trustees” beginning on page 17 of the SAI:

“The Board consists of four Trustees, three of whom are Independent Trustees. The Board is responsible for the oversight of the series, or funds, of the Trust. In addition to the Fund, the Trust currently consists of the following series:”

The following replaces, in its entirety, the first two paragraphs of the subsection entitled “Board Leadership.” beginning on page 18 of the SAI:

“Board Leadership. The Board is led by its Chairman, who is also an Independent Trustee. The Chairman presides at all Board Meetings. The Chairman facilitates communication and coordination between the Trustees and management. The Chairman also reviews meeting agendas for the Board and the information provided by management to the Trustees. The Chairman works closely with Trust counsel and counsel to the Independent Trustees. The Chairman is also assisted by the Trust’s President, who, with the assistance of the Trust’s other officers, oversees the daily operations of the Fund, including monitoring the activities of all of the Fund’s service providers.
The Board believes that its leadership structure, including having an Independent Trustee serve as Chairman and three out of four Trustees as Independent Trustees, is appropriate and in the best interests of the Trust. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.
Board Committee. The Board has established a Committee of Independent Trustees, the principal functions of which are: (i) to appoint, retain and oversee the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to select and nominate all persons to serve as Independent Trustees; (iv) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act; and (v) to act as a proxy voting committee if called upon under the Trust’s Proxy Voting Policies and Procedures when a matter with respect to which a series of the Trust is entitled to vote presents a conflict between the interest of the series’ shareholders, on the one hand, and those of the series’ investment manager, on the other hand. In selecting and nominating persons to serve as Independent Trustees, the Committee will not consider nominees recommended by shareholders of the Trust. Messrs. Deptula, Discepoli, and Ms. Cohen are the members of the Committee of Independent Trustees. Mr. Deptula is the Chairman of the Committee and presides at its meetings. The Committee of Independent Trustees met four times during the prior fiscal year.”

1

The second paragraph in the subsection entitled “Independent Trustees” in the section entitled “Board Leadership” on page 19 is deleted in its entirety.

The following replaces, in its entirety, the first paragraph and chart in the subsection entitled “Trustees’ Ownership of Fund Shares.” beginning on page 21 of the SAI:

“The following table shows each Trustee’s beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the Trust overseen by the Trustee. Information is provided as of December 31, 2015.

Name of Trustee	Dollar Range of Shares of the Fund Owned by Trustee	Aggregate Dollar Range of Shares Owned of All Funds in Trust Overseen by Trustee
Interested Trustee
Robert G. Dorsey	None	Over $100,000
Independent Trustees
John J. Discepoli	None	None
John C. Davis*	None	$50,001 - $100,000
David M. Deptula	None	None
Janine L. Cohen◊	None	None

*	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.”
2

The following replaces, in its entirety, the chart in the subsection entitled “Trustee Compensation.” beginning on page 21 of the SAI:

Name of Trustee	Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from All Funds Within the Trust
Interested Trustee
Robert G. Dorsey	None	None	None	None
Independent Trustees
John J. Discepoli	$2,500	None	None	$52,500
John C. Davis*	$1,875	None	None	$39,375
David M. Deptula	$2,500	None	None	$52,500
Janine L. Cohen◊	$2,375	None	None	$39,375

*	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.

The following replaces, in its entirety, Appendix A of the SAI:

APPENDIX A

TRUSTEES AND OFFICERS

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Director-ships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey * Year of Birth: 1957	Since February 2012	Trustee (2012 to present) President (June 2012 to October 2013)	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	21	n/a
3

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Director-ships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees:
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (June 2016 to present) Trustee (2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since November 2004	21	n/a
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since February 2016; Vice President of Tax Treasury at Standard Register, Inc. (formerly The Standard Register Company) from 2011 to 2016; Tax Partner at Deloitte Tax LLP from 1984 to 2011	21	n/a
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	21	n/a

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent and distributor. Mr. Dorsey was President of the Trust from June 2012 to October 2013.
**	As of the date of this Supplement.
4

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Executive Officers:
David R. Carson^ Year of Birth: 1958	Since April 2013	President of the Trust (October 2013 to present) Principal Executive Officer of Ryan Labs Funds (October 2014 to present) Vice President of the Trust (April 2013 to October 2013)
Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

Nitin N. Kumbhani 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1948	Since June 2012	Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund	Vice Chairman and Chief of Growth Equity Strategies, Fiera Capital Inc. (June 2016 to present); President and Chief Investment Officer of Apex Capital Management, Inc. (1987 to May 2016)
Michael Kalbfleisch 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1959	Since June 2012	Vice President of APEXcm Small/Mid Cap Growth Fund	Senior Vice President and Portfolio Manager, Fiera Capital Inc. (June 2016 to present); Vice President and Chief Compliance Officer of Apex Capital Management, Inc. (2001 to May 2016)
William S. Sloneker 8845 Governor’s Hill Drive, Cincinnati, Ohio 45249 Year of Birth: 1953	Since June 2012	Principal Executive Officer of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund	Chairman, Chief Executive Office and Portfolio Manager of Cincinnati Asset Management, Inc. (1989 to present)
Andrew B. Wellington 405 Park Avenue, 6th Floor New York, New York 10022 Year of Birth: 1968	Since January 2013	Principal Executive Officer of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund	Managing Director of Lyrical Asset Management LP (2008 to present)
5

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Nicholas Chermayeff 300 First Stamford Place 3rd Floor East Stamford, CT 06902 Year of Birth: 1969	Since April 2013	Principal Executive Officer of Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund	Co-Chief Executive Officer and Principal of Barrow Street Capital LLC (1997 to present) and Barrow Street Advisors LLC
Andrew Dassori 215 Park Ave. South, Ste 1902 New York, NY 10003 Year of Birth: 1984	Since July 2013	Principal Executive Officer of Wavelength Interest Rate Neutral Fund
Managing Member (2013 to present) and Chief Compliance Officer (2013 to June 2016) of Wavelength Capital Management, LLC; Chief Investment Officer of Longwave Advisors LLC (June 2016 to present); Formerly, Portfolio Manager, Credit Suisse Asset Management LLC (2007 to 2013)

Henry M.T. Jones 1380 West Paces Ferry Rd. Suite 1000 Atlanta, GA 30327 Year of Birth: 1971	Since July 2014	Principal Executive Officer of Blue Current Global Dividend Fund	Co-Managing Partner of Edge Advisors, LLC (2012 to present); co-founder and partner (2006 to present)
Stephen P. Lack 55 Waugh Drive, Suite 1130 Houston, TX 77007 Year of Birth: 1957	Since October 2014	Principal Executive Officer of Galapagos Partners Select Equity Fund	Founder, President and Chief Investment Officer of Galapagos Partners, L.P. (2007 to present)
Benjamin H. Thomas 401 West Main St., Suite 2100 Louisville, KY 40202 Year of Birth: 1974	Since April 2015	Principal Executive Officer of Waycross Long/Short Equity Fund	Founder, Managing Partner and Portfolio Manager for Waycross Partners, LLC (2005 to present)
Robert T. Slaymaker 655 Montgomery St., Suite 1905 San Francisco, CA 94000 Year of Birth: 1951	Since September 2015	Principal Executive Officer of Alambic Small Cap Value Plus Fund	Partner and Head of Client Service at Alambic Investment Management L.P. (2013 to present); Operating Partner at Advent International, Inc. (2008 to 2013)
6

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Daniel Darchuck 30 Ragsdale Dr., Monterey, CA 93940 Year of Birth: 1958	Since September 2015	Principal Executive Officer of Topturn OneEighty Fund	Co-Founder, Chief Executive Officer of Topturn Capital, LLC (2009 to present); Chief Executive Officer of Topturn Fund Advisors, LLC (2015 to present)
Christopher M. Niemczewski 21 Dupont Circle NW, Suite 500 Washington, D.C. 20036 Year of Birth: 1951	Since October 2015	Principal Executive Officer of Marshfield Concentrated Opportunity Fund	Founder, Managing Principal of Marshfield Associates, Inc. (1989 to present)
Alfredo Viegas 250 W. 57th St., Ste. 2032, New York, NY 10107 Year of Birth: 1968	Since December 2015	Principal Executive Officer of Castlemaine Funds
Chief Investment Officer and Chief Compliance Officer at Castlemaine LLC (2015 to present); Managing Director at Nomura Securities (2012 to 2015); Managing Director at Knight Capital Group (2009 to 2012).

Jennifer L. Leamer^ Year of Birth: 1976	Since April 2014	Treasurer (2014 to present) Assistant Treasurer (April 2014 to October 2014)	Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst (2007 to 2014)
Mark J. Seger^ Year of Birth: 1962	Since February 2012	Assistant Treasurer (2014 to present) Treasurer (2012 to 2014)	Co-Founder and Managing Director of Ultimus Fund Solutions, LLC (1999 to present)
Daniel D. Bauer^ Year of Birth: 1977	Since April 2016	Assistant Treasurer	Assistant Mutual Fund Controller (September 2015 to present); Fund Accounting Manager (March 2012 to August 2015); Senior Fund Accountant (March 2011 to March 2012) of Ultimus Fund Solutions, LLC
Bo J. Howell^ Year of Birth: 1981	Since October 2014	Secretary (2015 to present) Assistant Secretary (2014)
V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012)

7

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Frank L. Newbauer^ Year of Birth: 1954	Since February 2012	Assistant Secretary (2015 to present) Secretary (2012 to 2015)	Assistant Vice President of Ultimus Fund Solutions, LLC (2010 to present)
Natalie S. Anderson^ Year of Birth: 1975	Since April 2016	Assistant Secretary	Paralegal of Ultimus Fund Solutions, LLC (January 2015 to present); Senior Paralegal of Unirush, LLC (October 2011 to January 2015)
Charles C. Black^ Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)
Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager at Touchstone Mutual Funds (2013 to 2015), Senior Compliance Manager at Fund Evaluation Group (2011 to 2013); Regulatory Administration Specialist (2006 to 2011)

Martin R. Dean^ Year of Birth: 1963	Since January 2016	Assistant Chief Compliance Officer
Vice President, Director of Fund  Compliance of Ultimus Fund Solutions, LLC (January 2016 to present); Assistant Chief Compliance Officer, Unified Series Trust (January 2016 to present); Anti-Money Laundering Officer and Chief Compliance Officer, The Huntington Funds (July 2013 to present); Anti-Money Laundering Officer and Chief Compliance Officer, Huntington  Strategy Shares (July 2013 to present); Senior Vice President and Compliance Group Manager,  Huntington Asset Services, Inc. (July 2013 to December 2015);   Director of Fund Accounting and Fund Administration Product at Citi Fund Services (January 2008 to June 2013)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

Investors should retain this supplement for future reference.
8

June 28, 2016

ULTIMUS MANAGERS TRUST

ALAMBIC SMALL CAP VALUE PLUS FUND

Supplement to the Statement of Additional Information (“SAI”)
Dated September 1, 2015, Revised February 12, 2016

This supplement updates certain information contained in the SAI for the Alambic Small Cap Value Plus Fund (the “Fund”). For more information or to obtain a copy of the Fund’s Prospectus or SAI, free of charge, please contact the Fund toll free at 1-888-890-8988.

The following changes are made in the section entitled “MANAGEMENT OF THE TRUST”.

The following disclosure replaces, in its entirety, the first paragraph in the subsection entitled “Leadership Structure and Qualifications of Trustees” beginning on page 19 of the SAI:

“The Board consists of four Trustees, three of whom are Independent Trustees. The Board is responsible for the oversight of the series, or funds, of the Trust. In addition to the Fund, the Trust currently consists of the following series:”

The following replaces, in its entirety, the first three paragraphs of the subsection entitled “Board Leadership.” beginning on page 19 of the SAI:

“Board Leadership. The Board is led by its Chairman, who is also an Independent Trustee. The Chairman presides at all Board Meetings. The Chairman facilitates communication and coordination between the Trustees and management. The Chairman also reviews meeting agendas for the Board and the information provided by management to the Trustees. The Chairman works closely with Trust counsel and counsel to the Independent Trustees. The Chairman is also assisted by the Trust’s President, who, with the assistance of the Trust’s other officers, oversees the daily operations of the Fund, including monitoring the activities of all of the Fund’s service providers.
The Board believes that its leadership structure, including having an Independent Trustee serve as Chairman and three out of four Trustees as Independent Trustees, is appropriate and in the best interests of the Trust. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.
Board Committee. The Board has established a Committee of Independent Trustees, the principal functions of which are: (i) to appoint, retain and oversee the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to select and nominate all persons to serve as Independent Trustees; (iv) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act; and (v) to act as a proxy voting committee if called upon under the Trust’s Proxy Voting Policies and Procedures when a matter with respect to which a series of the Trust is entitled to vote presents a conflict between the interest of the series’ shareholders, on the one hand, and those of the series’ investment manager, on the other hand. In selecting and nominating persons to serve as Independent Trustees, the Committee will not consider nominees recommended by shareholders of the Trust. Messrs. Deptula, Discepoli, and Ms. Cohen are the members of the Committee of Independent Trustees. Mr. Deptula is the Chairman of the Committee and presides at its meetings. The Committee of Independent Trustees met four times during the prior fiscal year.”

1

The second paragraph in the subsection entitled “Independent Trustees” in the section entitled “Board Leadership” beginning on page 21 is deleted in its entirety.

The following replaces, in its entirety, the first paragraph and chart in the subsection entitled “Trustees’ Ownership of Fund Shares.” beginning on page 22 of the SAI:

“The following table shows each Trustee’s beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the Trust overseen by the Trustee. Information is provided as of December 31, 2015.

Name of Trustee	Dollar Range of Shares of the Funds Owned by Trustee	Aggregate Dollar Range of Shares Owned of All Funds in Trust Overseen by Trustee
Interested Trustee
Robert G. Dorsey	None	Over $100,000
Independent Trustees
John J. Discepoli	None	None
John C. Davis*	None	$50,001 - $100,000
David M. Deptula	None	None
Janine L. Cohen◊	None	None

*	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.”
2

The following replaces, in its entirety, the chart in the subsection entitled “Trustee Compensation.” beginning on page 24 of the SAI:

Name of Trustee	Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from All Funds Within the Trust
Interested Trustee
Robert G. Dorsey	None	None	None	None
Independent Trustees
John J. Discepoli	$2,500	None	None	$52,500
John C. Davis*	$1,875	None	None	$39,375
David M. Deptula	$2,500	None	None	$52,500
Janine L. Cohen◊	$2,375	None	None	$39,375

*	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.

The following replaces, in its entirety, Appendix A of the SAI:

APPENDIX A

TRUSTEES AND OFFICERS

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey * Year of Birth: 1957	Since February 2012	Trustee (2012 to present) President (June 2012 to October 2013)	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	21	n/a
3

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Directorships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees:
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (June 2016 to present) Trustee (2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since November 2004	21	n/a
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since February 2016; Vice President of Tax Treasury at Standard Register, Inc. (formerly The Standard Register Company) from 2011 to 2016; Tax Partner at Deloitte Tax LLP from 1984 to 2011	21	n/a
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	21	n/a

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent and distributor. Mr. Dorsey was President of the Trust from June 2012 to October 2013.
**	As of the date of this Supplement.

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Executive Officers:
David R. Carson^ Year of Birth: 1958	Since April 2013	President of the Trust (October 2013 to present) Principal Executive Officer of Ryan Labs Funds (October 2014 to present) Vice President of the Trust (April 2013 to October 2013)
Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

4

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Nitin N. Kumbhani 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1948	Since June 2012	Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund	Vice Chairman and Chief of Growth Equity Strategies, Fiera Capital Inc. (June 2016 to present); President and Chief Investment Officer of Apex Capital Management, Inc. (1987 to May 2016)
Michael Kalbfleisch 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1959	Since June 2012	Vice President of APEXcm Small/Mid Cap Growth Fund	Senior Vice President and Portfolio Manager, Fiera Capital Inc. (June 2016 to present); Vice President and Chief Compliance Officer of Apex Capital Management, Inc. (2001 to May 2016)
William S. Sloneker 8845 Governor’s Hill Drive, Cincinnati, Ohio 45249 Year of Birth: 1953	Since June 2012	Principal Executive Officer of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund	Chairman, Chief Executive Office and Portfolio Manager of Cincinnati Asset Management, Inc. (1989 to present)
Andrew B. Wellington 405 Park Avenue, 6th Floor New York, New York 10022 Year of Birth: 1968	Since January 2013	Principal Executive Officer of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund	Managing Director of Lyrical Asset Management LP (2008 to present)
Nicholas Chermayeff 300 First Stamford Place 3rd Floor East Stamford, CT 06902 Year of Birth: 1969	Since April 2013	Principal Executive Officer of Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund	Co-Chief Executive Officer and Principal of Barrow Street Capital LLC (1997 to present) and Barrow Street Advisors LLC
Andrew Dassori 215 Park Ave. South, Ste 1902 New York, NY 10003 Year of Birth: 1984	Since July 2013	Principal Executive Officer of Wavelength Interest Rate Neutral Fund
Managing Member (2013 to present) and Chief Compliance Officer (2013 to June 2016) of Wavelength Capital Management, LLC; Chief Investment Officer of Longwave Advisors LLC (June 2016 to present); Formerly, Portfolio Manager, Credit Suisse Asset Management LLC (2007 to 2013)

5

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Henry M.T. Jones 1380 West Paces Ferry Rd. Suite 1000 Atlanta, GA 30327 Year of Birth: 1971	Since July 2014	Principal Executive Officer of Blue Current Global Dividend Fund	Co-Managing Partner of Edge Advisors, LLC (2012 to present); co-founder and partner (2006 to present)
Stephen P. Lack 55 Waugh Drive, Suite 1130 Houston, TX 77007 Year of Birth: 1957	Since October 2014	Principal Executive Officer of Galapagos Partners Select Equity Fund	Founder, President and Chief Investment Officer of Galapagos Partners, L.P. (2007 to present)
Benjamin H. Thomas 401 West Main St., Suite 2100 Louisville, KY 40202 Year of Birth: 1974	Since April 2015	Principal Executive Officer of Waycross Long/Short Equity Fund	Founder, Managing Partner and Portfolio Manager for Waycross Partners, LLC (2005 to present)
Robert T. Slaymaker 655 Montgomery St., Suite 1905 San Francisco, CA 94000 Year of Birth: 1951	Since September 2015	Principal Executive Officer of Alambic Small Cap Value Plus Fund	Partner and Head of Client Service at Alambic Investment Management L.P. (2013 to present); Operating Partner at Advent International, Inc. (2008 to 2013)
Daniel Darchuck 30 Ragsdale Dr., Monterey, CA 93940 Year of Birth: 1958	Since September 2015	Principal Executive Officer of Topturn OneEighty Fund	Co-Founder, Chief Executive Officer of Topturn Capital, LLC (2009 to present); Chief Executive Officer of Topturn Fund Advisors, LLC (2015 to present)
Christopher M. Niemczewski 21 Dupont Circle NW, Suite 500 Washington, D.C. 20036 Year of Birth: 1951	Since October 2015	Principal Executive Officer of Marshfield Concentrated Opportunity Fund	Founder, Managing Principal of Marshfield Associates, Inc. (1989 to present)
6

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Alfredo Viegas 250 W. 57th St., Ste. 2032, New York, NY 10107 Year of Birth: 1968	Since December 2015	Principal Executive Officer of Castlemaine Funds
Chief Investment Officer and Chief Compliance Officer at Castlemaine LLC (2015 to present); Managing Director at Nomura Securities (2012 to 2015); Managing Director at Knight Capital Group (2009 to 2012).

Jennifer L. Leamer^ Year of Birth: 1976	Since April 2014	Treasurer (2014 to present) Assistant Treasurer (April 2014 to October 2014)	Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst (2007 to 2014)
Mark J. Seger^ Year of Birth: 1962	Since February 2012	Assistant Treasurer (2014 to present) Treasurer (2012 to 2014)	Co-Founder and Managing Director of Ultimus Fund Solutions, LLC (1999 to present)
Daniel D. Bauer^ Year of Birth: 1977	Since April 2016	Assistant Treasurer	Assistant Mutual Fund Controller (September 2015 to present); Fund Accounting Manager (March 2012 to August 2015); Senior Fund Accountant (March 2011 to March 2012) of Ultimus Fund Solutions, LLC
Bo J. Howell^ Year of Birth: 1981	Since October 2014	Secretary (2015 to present) Assistant Secretary (2014)
V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012)

Frank L. Newbauer^ Year of Birth: 1954	Since February 2012	Assistant Secretary (2015 to present) Secretary (2012 to 2015)	Assistant Vice President of Ultimus Fund Solutions, LLC (2010 to present)
Natalie S. Anderson^ Year of Birth: 1975	Since April 2016	Assistant Secretary	Paralegal of Ultimus Fund Solutions, LLC (January 2015 to present); Senior Paralegal of Unirush, LLC (October 2011 to January 2015)
7

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Charles C. Black^ Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)
Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager at Touchstone Mutual Funds (2013 to 2015), Senior Compliance Manager at Fund Evaluation Group (2011 to 2013); Regulatory Administration Specialist (2006 to 2011)

Martin R. Dean^ Year of Birth: 1963	Since January 2016	Assistant Chief Compliance Officer
Vice President, Director of Fund  Compliance of Ultimus Fund Solutions, LLC (January 2016 to present); Assistant Chief Compliance Officer, Unified Series Trust (January 2016 to present); Anti-Money Laundering Officer and Chief Compliance Officer, The Huntington Funds (July 2013 to present); Anti-Money Laundering Officer and Chief Compliance Officer, Huntington  Strategy Shares (July 2013 to present); Senior Vice President and Compliance Group Manager,  Huntington Asset Services, Inc. (July 2013 to December 2015);   Director of Fund Accounting and Fund Administration Product at Citi Fund Services (January 2008 to June 2013)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

Investors should retain this supplement for future reference.
8

June 28, 2016

ULTIMUS MANAGERS TRUST

BARROW VALUE OPPORTUNITY FUND
AND BARROW LONG/SHORT OPPORTUNITY FUND

Supplement to the Statement of Additional Information (“SAI”)
Dated September 28, 2015, Revised February 12, 2016

This supplement updates certain information contained in the SAI for the Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund (the “Funds”). For more information or to obtain a copy of the Funds’ Prospectus or SAI, free of charge, please contact the Funds toll free at 1-877-767-6633.

The following changes are made in the section entitled “MANAGEMENT OF THE TRUST”.

The following disclosure replaces, in its entirety, the first paragraph in the subsection entitled “Leadership Structure and Qualifications of Trustees” beginning on page 18 of the SAI:

“The Board consists of four Trustees, three of whom are Independent Trustees. The Board is responsible for the oversight of the series, or funds, of the Trust. In addition to the Funds, the Trust currently consists of the following series:”

The following replaces, in its entirety, the first three paragraphs of the subsection entitled “Board Leadership.” beginning on page 19 of the SAI:

“Board Leadership. The Board is led by its Chairman, who is also an Independent Trustee. The Chairman presides at all Board Meetings. The Chairman facilitates communication and coordination between the Trustees and management. The Chairman also reviews meeting agendas for the Board and the information provided by management to the Trustees. The Chairman works closely with Trust counsel and counsel to the Independent Trustees. The Chairman is also assisted by the Trust’s President, who, with the assistance of the Trust’s other officers, oversees the daily operations of the Funds, including monitoring the activities of all of the Funds’ service providers.
The Board believes that its leadership structure, including having an Independent Trustee serve as Chairman and three out of four Trustees as Independent Trustees, is appropriate and in the best interests of the Trust. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.
Board Committee. The Board has established a Committee of Independent Trustees, the principal functions of which are: (i) to appoint, retain and oversee the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to select and nominate all persons to serve as Independent Trustees; (iv) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act; and (v) to act as a proxy voting committee if called upon under the Trust’s Proxy Voting Policies and Procedures when a matter with respect to which a series of the Trust is entitled to vote presents a conflict between the interest of the series’ shareholders, on the one hand, and those of the series’ investment manager, on the other hand. In selecting and nominating persons to serve as Independent Trustees, the Committee will not consider nominees recommended by shareholders of the Trust. Messrs. Deptula, Discepoli, and Ms. Cohen are the members of the Committee of Independent Trustees. Mr. Deptula is the Chairman of the Committee and presides at its meetings. The Committee of Independent Trustees met four times during the prior fiscal year.”

1

The second paragraph in the subsection entitled “Independent Trustees” in the section entitled “Board Leadership” on page 21 is deleted in its entirety.

The following replaces, in its entirety, the first paragraph and chart in the subsection entitled “Trustees’ Ownership of Fund Shares.” beginning on page 22 of the SAI:

“The following table shows each Trustee’s beneficial ownership of shares of the Funds and, on an aggregate basis, of shares of all funds within the Trust overseen by the Trustee. Information is provided as of December 31, 2015.

Name of Trustee	Dollar Range of Shares of the Funds Owned by Trustee	Aggregate Dollar Range of Shares Owned of All Funds in Trust Overseen by Trustee
Interested Trustee
Robert G. Dorsey	None	Over $100,000
Independent Trustees
John J. Discepoli	None	None
John C. Davis*	None	$50,001 - $100,000
David M. Deptula	None	None
Janine L. Cohen◊	None	None

*	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.”
2

The following replaces, in its entirety, the subsection entitled “Trustee Compensation.” beginning on page 22 of the SAI:

“Trustee Compensation. No director, officer or employee of the Adviser or Distributor receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Independent Trustee receives a $500 per meeting fee and a $500 annual retainer for each series of the Trust. The Trust reimburses each Trustee and officer for his or her travel and other expenses incurred in attending meetings. The following table reflects the amount of compensation received by each Trustee during the fiscal year ended May 31, 2016.

Name of Trustee	Compensation from each Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from All Funds Within the Trust
Interested Trustee
Robert G. Dorsey	None	None	None	None
Independent Trustees
John J. Discepoli	$2,125	None	None	$24,000
John C. Davis*	$2,125	None	None	$24,000
David M. Deptula	$2,125	None	None	$24,000
Janine L. Cohen◊	None	None	None	None

*	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.
3

The following replaces, in its entirety, Appendix A of the SAI:

APPENDIX A

TRUSTEES AND OFFICERS

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Director-ships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey * Year of Birth: 1957	Since February 2012	Trustee (2012 to present) President (June 2012 to October 2013)	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	21	n/a
Independent Trustees:
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (June 2016 to present) Trustee (2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since November 2004	21	n/a
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since February 2016; Vice President of Tax Treasury at Standard Register, Inc. (formerly The Standard Register Company) from 2011 to 2016; Tax Partner at Deloitte Tax LLP from 1984 to 2011	21	n/a
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	21	n/a

4

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent and distributor. Mr. Dorsey was President of the Trust from June 2012 to October 2013.
**	As of the date of this Supplement.

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Executive Officers:
David R. Carson^ Year of Birth: 1958	Since April 2013	President of the Trust (October 2013 to present) Principal Executive Officer of Ryan Labs Funds (October 2014 to present) Vice President of the Trust (April 2013 to October 2013)
Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

Nitin N. Kumbhani 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1948	Since June 2012	Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund	Vice Chairman and Chief of Growth Equity Strategies, Fiera Capital Inc. (June 2016 to present); President and Chief Investment Officer of Apex Capital Management, Inc. (1987 to May 2016)
Michael Kalbfleisch 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1959	Since June 2012	Vice President of APEXcm Small/Mid Cap Growth Fund	Senior Vice President and Portfolio Manager, Fiera Capital Inc. (June 2016 to present); Vice President and Chief Compliance Officer of Apex Capital Management, Inc. (2001 to May 2016)
William S. Sloneker 8845 Governor’s Hill Drive, Cincinnati, Ohio 45249 Year of Birth: 1953	Since June 2012	Principal Executive Officer of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund	Chairman, Chief Executive Office and Portfolio Manager of Cincinnati Asset Management, Inc. (1989 to present)
5

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Andrew B. Wellington 405 Park Avenue, 6th Floor New York, New York 10022 Year of Birth: 1968	Since January 2013	Principal Executive Officer of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund	Managing Director of Lyrical Asset Management LP (2008 to present)
Nicholas Chermayeff 300 First Stamford Place 3rd Floor East Stamford, CT 06902 Year of Birth: 1969	Since April 2013	Principal Executive Officer of Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund	Co-Chief Executive Officer and Principal of Barrow Street Capital LLC (1997 to present) and Barrow Street Advisors LLC
Andrew Dassori 215 Park Ave. South, Ste 1902 New York, NY 10003 Year of Birth: 1984	Since July 2013	Principal Executive Officer of Wavelength Interest Rate Neutral Fund
Managing Member (2013 to present) and Chief Compliance Officer (2013 to June 2016) of Wavelength Capital Management, LLC; Chief Investment Officer of Longwave Advisors, LLC (June 2016 to present); Formerly, Portfolio Manager, Credit Suisse Asset Management LLC (2007 to 2013)

Henry M.T. Jones 1380 West Paces Ferry Rd. Suite 1000 Atlanta, GA 30327 Year of Birth: 1971	Since July 2014	Principal Executive Officer of Blue Current Global Dividend Fund	Co-Managing Partner of Edge Advisors, LLC (2012 to present); co-founder and partner (2006 to present)
Stephen P. Lack 55 Waugh Drive, Suite 1130 Houston, TX 77007 Year of Birth: 1957	Since October 2014	Principal Executive Officer of Galapagos Partners Select Equity Fund	Founder, President and Chief Investment Officer of Galapagos Partners, L.P. (2007 to present)
Benjamin H. Thomas 401 West Main St., Suite 2100 Louisville, KY 40202 Year of Birth: 1974	Since April 2015	Principal Executive Officer of Waycross Long/Short Equity Fund	Founder, Managing Partner and Portfolio Manager for Waycross Partners, LLC (2005 to present)
6

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Robert T. Slaymaker 655 Montgomery St., Suite 1905 San Francisco, CA 94000 Year of Birth: 1951	Since September 2015	Principal Executive Officer of Alambic Small Cap Value Plus Fund	Partner and Head of Client Service at Alambic Investment Management L.P. (2013 to present); Operating Partner at Advent International, Inc. (2008 to 2013)
Daniel Darchuck 30 Ragsdale Dr., Monterey, CA 93940 Year of Birth: 1958	Since September 2015	Principal Executive Officer of Topturn OneEighty Fund	Co-Founder, Chief Executive Officer of Topturn Capital, LLC (2009 to present); Chief Executive Officer of Topturn Fund Advisors, LLC (2015 to present)
Christopher M. Niemczewski 21 Dupont Circle NW, Suite 500 Washington, D.C. 20036 Year of Birth: 1951	Since October 2015	Principal Executive Officer of Marshfield Concentrated Opportunity Fund	Founder, Managing Principal of Marshfield Associates, Inc. (1989 to present)
Alfredo Viegas 250 W. 57th St., Ste. 2032, New York, NY 10107 Year of Birth: 1968	Since December 2015	Principal Executive Officer of Castlemaine Funds
Chief Investment Officer and Chief Compliance Officer at Castlemaine LLC (2015 to present); Managing Director at Nomura Securities (2012 to 2015); Managing Director at Knight Capital Group (2009 to 2012).

Jennifer L. Leamer^ Year of Birth: 1976	Since April 2014	Treasurer (2014 to present) Assistant Treasurer (April 2014 to October 2014)	Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst (2007 to 2014)
Mark J. Seger^ Year of Birth: 1962	Since February 2012	Assistant Treasurer (2014 to present) Treasurer (2012 to 2014)	Co-Founder and Managing Director of Ultimus Fund Solutions, LLC (1999 to present)
Daniel D. Bauer^ Year of Birth: 1977	Since April 2016	Assistant Treasurer	Assistant Mutual Fund Controller (September 2015 to present); Fund Accounting Manager (March 2012 to August 2015); Senior Fund Accountant (March 2011 to March 2012) of Ultimus Fund Solutions, LLC
7

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Bo J. Howell^ Year of Birth: 1981	Since October 2014	Secretary (2015 to present) Assistant Secretary (2014)
V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012)

Frank L. Newbauer^ Year of Birth: 1954	Since February 2012	Assistant Secretary (2015 to present) Secretary (2012 to 2015)	Assistant Vice President of Ultimus Fund Solutions, LLC (2010 to present)
Natalie S. Anderson^ Year of Birth: 1975	Since April 2016	Assistant Secretary	Paralegal of Ultimus Fund Solutions, LLC (January 2015 to present); Senior Paralegal of Unirush, LLC (October 2011 to January 2015)
Charles C. Black^ Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)
Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager at Touchstone Mutual Funds (2013 to 2015), Senior Compliance Manager at Fund Evaluation Group (2011 to 2013); Regulatory Administration Specialist (2006 to 2011)

Martin R. Dean^ Year of Birth: 1963	Since January 2016	Assistant Chief Compliance Officer
Vice President, Director of Fund  Compliance of Ultimus Fund Solutions, LLC (January 2016 to present); Assistant Chief Compliance Officer, Unified Series Trust (January 2016 to present); Anti-Money Laundering Officer and Chief Compliance Officer, The Huntington Funds (July 2013 to present); Anti-Money Laundering Officer and Chief Compliance Officer, Huntington  Strategy Shares (July 2013 to present); Senior Vice President and Compliance Group Manager,  Huntington Asset Services, Inc. (July 2013 to December 2015);   Director of Fund Accounting and Fund Administration Product at Citi Fund Services (January 2008 to June 2013)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

Investors should retain this supplement for future reference.
8

June 28, 2016

ULTIMUS MANAGERS TRUST

BLUE CURRENT GLOBAL DIVIDEND FUND

Supplement to the Statement of Additional Information (“SAI”)
Dated December 29, 2015, Revised February 12, 2016

This supplement updates certain information contained in the SAI for the Blue Current Global Dividend Fund (the “Fund”). For more information or to obtain a copy of the Fund’s Prospectus or SAI, free of charge, please contact the Fund toll free at 1-800-514-3583.

The following changes are made in the section entitled “MANAGEMENT OF THE TRUST”.

The following disclosure replaces, in its entirety, the first paragraph in the subsection entitled “Leadership Structure and Qualifications of Trustees” beginning on page 17 of the SAI:

“The Board consists of four Trustees, three of whom are Independent Trustees. The Board is responsible for the oversight of the series, or funds, of the Trust. In addition to the Fund, the Trust currently consists of the following series:”

The following replaces, in its entirety, the first three paragraphs of the subsection entitled “Board Leadership.” beginning on page 18 of the SAI:

“Board Leadership. The Board is led by its Chairman, who is also an Independent Trustee. The Chairman presides at all Board Meetings. The Chairman facilitates communication and coordination between the Trustees and management. The Chairman also reviews meeting agendas for the Board and the information provided by management to the Trustees. The Chairman works closely with Trust counsel and counsel to the Independent Trustees. The Chairman is also assisted by the Trust’s President, who, with the assistance of the Trust’s other officers, oversees the daily operations of the Fund, including monitoring the activities of all of the Fund’s service providers.
The Board believes that its leadership structure, including having an Independent Trustee serve as Chairman and three out of four Trustees as Independent Trustees, is appropriate and in the best interests of the Trust. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.
Board Committee. The Board has established a Committee of Independent Trustees, the principal functions of which are: (i) to appoint, retain and oversee the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to select and nominate all persons to serve as Independent Trustees; (iv) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act; and (v) to act as a proxy voting committee if called upon under the Trust’s Proxy Voting Policies and Procedures when a matter with respect to which a series of the Trust is entitled to vote presents a conflict between the interest of the series’ shareholders, on the one hand, and those of the series’ investment manager, on the other hand. In selecting and nominating persons to serve as Independent Trustees, the Committee will not consider nominees recommended by shareholders of the Trust. Messrs. Deptula, Discepoli, and Ms. Cohen are the members of the Committee of Independent Trustees. Mr. Deptula is the Chairman of the Committee and presides at its meetings. The Committee of Independent Trustees met four times during the prior fiscal year.”

1

The second paragraph in the subsection entitled “Independent Trustees” in the section entitled “Board Leadership” beginning on page 19 is deleted in its entirety.

The following replaces, in its entirety, the first paragraph and chart in the subsection entitled “Trustees’ Ownership of Fund Shares.” beginning on page 21 of the SAI:

“The following table shows each Trustee’s beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the Trust overseen by the Trustee. Information is provided as of December 31, 2015.

Name of Trustee	Dollar Range of Shares of the Fund Owned by Trustee	Aggregate Dollar Range of Shares Owned of All Funds in Trust Overseen by Trustee
Interested Trustee
Robert G. Dorsey	None	Over $100,000
Independent Trustees
John J. Discepoli	None	None
John C. Davis*	None	$50,001 - $100,000
David M. Deptula	None	None
Janine L. Cohen◊	None	None

*	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.”
2

The following replaces, in its entirety, the chart in the subsection entitled “Trustee Compensation.” beginning on page 21 of the SAI:

Name of Trustee	Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from All Funds Within the Trust
Interested Trustee
Robert G. Dorsey	None	None	None	None
Independent Trustees
John J. Discepoli	$2,250	None	None	$29,250
John C. Davis*	$2,250	None	None	$29,250
David M. Deptula	$2,250	None	None	$29,250
Janine L. Cohen◊	None	None	None	None

*	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.

The following replaces, in its entirety, Appendix A of the SAI:

APPENDIX A

TRUSTEES AND OFFICERS

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey * Year of Birth: 1957	Since February 2012	Trustee (2012 to present) President (June 2012 to October 2013)	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	21	n/a
3

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Directorships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees:
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (June 2016 to present) Trustee (2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since November 2004	21	n/a
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since February 2016; Vice President of Tax Treasury at Standard Register, Inc. (formerly The Standard Register Company) from 2011 to 2016; Tax Partner at Deloitte Tax LLP from 1984 to 2011	21	n/a
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	21	n/a

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent and distributor. Mr. Dorsey was President of the Trust from June 2012 to October 2013.
**	As of the date of this Supplement.

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Executive Officers:
David R. Carson^ Year of Birth: 1958	Since April 2013	President of the Trust (October 2013 to present) Principal Executive Officer of Ryan Labs Funds (October 2014 to present) Vice President of the Trust (April 2013 to October 2013)
Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

4

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Nitin N. Kumbhani 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1948	Since June 2012	Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund	Vice Chairman and Chief of Growth Equity Strategies, Fiera Capital Inc. (June 2016 to present); President and Chief Investment Officer of Apex Capital Management, Inc. (1987 to May 2016)
Michael Kalbfleisch 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1959	Since June 2012	Vice President of APEXcm Small/Mid Cap Growth Fund	Senior Vice President and Portfolio Manager, Fiera Capital Inc. (June 2016 to present); Vice President and Chief Compliance Officer of Apex Capital Management, Inc. (2001 to May 2016)
William S. Sloneker 8845 Governor’s Hill Drive, Cincinnati, Ohio 45249 Year of Birth: 1953	Since June 2012	Principal Executive Officer of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund	Chairman, Chief Executive Office and Portfolio Manager of Cincinnati Asset Management, Inc. (1989 to present)
Andrew B. Wellington 405 Park Avenue, 6th Floor New York, New York 10022 Year of Birth: 1968	Since January 2013	Principal Executive Officer of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund	Managing Director of Lyrical Asset Management LP (2008 to present)
Nicholas Chermayeff 300 First Stamford Place 3rd Floor East Stamford, CT 06902 Year of Birth: 1969	Since April 2013	Principal Executive Officer of Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund	Co-Chief Executive Officer and Principal of Barrow Street Capital LLC (1997 to present) and Barrow Street Advisors LLC
Andrew Dassori 215 Park Ave. South, Ste 1902 New York, NY 10003 Year of Birth: 1984	Since July 2013	Principal Executive Officer of Wavelength Interest Rate Neutral Fund
Managing Member (2013 to present) and Chief Compliance Officer (2013 to June 2016) of Wavelength Capital Management, LLC; Chief Investment Officer of Longwave Advisors LLC (June 2016 to present); Formerly, Portfolio Manager, Credit Suisse Asset Management LLC (2007 to 2013)

5

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Henry M.T. Jones 1380 West Paces Ferry Rd. Suite 1000 Atlanta, GA 30327 Year of Birth: 1971	Since July 2014	Principal Executive Officer of Blue Current Global Dividend Fund	Co-Managing Partner of Edge Advisors, LLC (2012 to present); co-founder and partner (2006 to present)
Stephen P. Lack 55 Waugh Drive, Suite 1130 Houston, TX 77007 Year of Birth: 1957	Since October 2014	Principal Executive Officer of Galapagos Partners Select Equity Fund	Founder, President and Chief Investment Officer of Galapagos Partners, L.P. (2007 to present)
Benjamin H. Thomas 401 West Main St., Suite 2100 Louisville, KY 40202 Year of Birth: 1974	Since April 2015	Principal Executive Officer of Waycross Long/Short Equity Fund	Founder, Managing Partner and Portfolio Manager for Waycross Partners, LLC (2005 to present)
Robert T. Slaymaker 655 Montgomery St., Suite 1905 San Francisco, CA 94000 Year of Birth: 1951	Since September 2015	Principal Executive Officer of Alambic Small Cap Value Plus Fund	Partner and Head of Client Service at Alambic Investment Management L.P. (2013 to present); Operating Partner at Advent International, Inc. (2008 to 2013)
Daniel Darchuck 30 Ragsdale Dr., Monterey, CA 93940 Year of Birth: 1958	Since September 2015	Principal Executive Officer of Topturn OneEighty Fund	Co-Founder, Chief Executive Officer of Topturn Capital, LLC (2009 to present); Chief Executive Officer of Topturn Fund Advisors, LLC (2015 to present)
Christopher M. Niemczewski 21 Dupont Circle NW, Suite 500 Washington, D.C. 20036 Year of Birth: 1951	Since October 2015	Principal Executive Officer of Marshfield Concentrated Opportunity Fund	Founder, Managing Principal of Marshfield Associates, Inc. (1989 to present)
6

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Alfredo Viegas 250 W. 57th St., Ste. 2032, New York, NY 10107 Year of Birth: 1968	Since December 2015	Principal Executive Officer of Castlemaine Funds
Chief Investment Officer and Chief Compliance Officer at Castlemaine LLC (2015 to present); Managing Director at Nomura Securities (2012 to 2015); Managing Director at Knight Capital Group (2009 to 2012).

Jennifer L. Leamer^ Year of Birth: 1976	Since April 2014	Treasurer (2014 to present) Assistant Treasurer (April 2014 to October 2014)	Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst (2007 to 2014)
Mark J. Seger^ Year of Birth: 1962	Since February 2012	Assistant Treasurer (2014 to present) Treasurer (2012 to 2014)	Co-Founder and Managing Director of Ultimus Fund Solutions, LLC (1999 to present)
Daniel D. Bauer^ Year of Birth: 1977	Since April 2016	Assistant Treasurer	Assistant Mutual Fund Controller (September 2015 to present); Fund Accounting Manager (March 2012 to August 2015); Senior Fund Accountant (March 2011 to March 2012) of Ultimus Fund Solutions, LLC
Bo J. Howell^ Year of Birth: 1981	Since October 2014	Secretary (2015 to present) Assistant Secretary (2014)
V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012)

Frank L. Newbauer^ Year of Birth: 1954	Since February 2012	Assistant Secretary (2015 to present) Secretary (2012 to 2015)	Assistant Vice President of Ultimus Fund Solutions, LLC (2010 to present)
Natalie S. Anderson^ Year of Birth: 1975	Since April 2016	Assistant Secretary	Paralegal of Ultimus Fund Solutions, LLC (January 2015 to present); Senior Paralegal of Unirush, LLC (October 2011 to January 2015)
7

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Charles C. Black^ Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)
Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager at Touchstone Mutual Funds (2013 to 2015), Senior Compliance Manager at Fund Evaluation Group (2011 to 2013); Regulatory Administration Specialist (2006 to 2011)

Martin R. Dean^ Year of Birth: 1963	Since January 2016	Assistant Chief Compliance Officer
Vice President, Director of Fund  Compliance of Ultimus Fund Solutions, LLC (January 2016 to present); Assistant Chief Compliance Officer, Unified Series Trust (January 2016 to present); Anti-Money Laundering Officer and Chief Compliance Officer, The Huntington Funds (July 2013 to present); Anti-Money Laundering Officer and Chief Compliance Officer, Huntington  Strategy Shares (July 2013 to present); Senior Vice President and Compliance Group Manager,  Huntington Asset Services, Inc. (July 2013 to December 2015);   Director of Fund Accounting and Fund Administration Product at Citi Fund Services (January 2008 to June 2013)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

Investors should retain this supplement for future reference.
8

June 28, 2016

ULTIMUS MANAGERS TRUST

CINCINNATI ASSET MANAGEMENT FUNDS: BOARD MARKET STRATEGIC INCOME FUND

Supplement to the Statement of Additional Information (“SAI”)
Dated September 28, 2015, Revised February 12, 2016

This supplement updates certain information contained in the SAI for the Cincinnati Asset Management Funds: Board Market Strategic Income Fund (the “Fund”). For more information or to obtain a copy of the Fund’s Prospectus or SAI, free of charge, please contact the Fund toll free at 1-866-738-1128.

The following changes are made in the section entitled “MANAGEMENT OF THE TRUST”.

The following disclosure replaces, in its entirety, the first paragraph in the subsection entitled “Leadership Structure and Qualifications of Trustees” beginning on page 23 of the SAI:

“The Board consists of four Trustees, three of whom are Independent Trustees. The Board is responsible for the oversight of the series, or funds, of the Trust. In addition to the Fund, the Trust currently consists of the following series:”

The following replaces, in its entirety, the first three paragraphs of the subsection entitled “Board Leadership.” beginning on page 24 of the SAI:

“Board Leadership. The Board is led by its Chairman, who is also an Independent Trustee. The Chairman presides at all Board Meetings. The Chairman facilitates communication and coordination between the Trustees and management. The Chairman also reviews meeting agendas for the Board and the information provided by management to the Trustees. The Chairman works closely with Trust counsel and counsel to the Independent Trustees. The Chairman is also assisted by the Trust’s President, who, with the assistance of the Trust’s other officers, oversees the daily operations of the Fund, including monitoring the activities of all of the Fund’s service providers.
The Board believes that its leadership structure, including having an Independent Trustee serve as Chairman and three out of four Trustees as Independent Trustees, is appropriate and in the best interests of the Trust. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.
Board Committee. The Board has established a Committee of Independent Trustees, the principal functions of which are: (i) to appoint, retain and oversee the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to select and nominate all persons to serve as Independent Trustees; (iv) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act; and (v) to act as a proxy voting committee if called upon under the Trust’s Proxy Voting Policies and Procedures when a matter with respect to which a series of the Trust is entitled to vote presents a conflict between the interest of the series’ shareholders, on the one hand, and those of the series’ investment manager, on the other hand. In selecting and nominating persons to serve as Independent Trustees, the Committee will not consider nominees recommended by shareholders of the Trust. Messrs. Deptula, Discepoli, and Ms. Cohen are the members of the Committee of Independent Trustees. Mr. Deptula is the Chairman of the Committee and presides at its meetings. The Committee of Independent Trustees met four times during the prior fiscal year.”

1

The second paragraph in the subsection entitled “Independent Trustees” in the section entitled “Board Leadership” beginning on page 25 is deleted in its entirety.

The following replaces, in its entirety, the first paragraph and chart in the subsection entitled “Trustees’ Ownership of Fund Shares.” beginning on page 26 of the SAI:

“The following table shows each Trustee’s beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the Trust overseen by the Trustee. Information is provided as of December 31, 2015.

Name of Trustee	Dollar Range of Shares of the Fund Owned by Trustee	Aggregate Dollar Range of Shares Owned of All Funds in Trust Overseen by Trustee
Interested Trustee
Robert G. Dorsey	None	Over $100,000
Independent Trustees
John J. Discepoli	None	None
John C. Davis*	None	$50,001 - $100,000
David M. Deptula	None	None
Janine L. Cohen◊	None	None

*	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.”
2

The following replaces, in its entirety, the subsection entitled “Trustee Compensation.” beginning on page 27 of the SAI:

“Trustee Compensation. No director, officer or employee of the Adviser or Distributor receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Independent Trustee receives a $500 per meeting fee and a $500 annual retainer for each series of the Trust. The Trust reimburses each Trustee and officer for his or her travel and other expenses incurred in attending meetings. The following table reflects the amount of compensation received by each Trustee during the fiscal year ended May 31, 2016.

Name of Trustee	Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from All Funds Within the Trust
Interested Trustee
Robert G. Dorsey	None	None	None	None
Independent Trustees
John J. Discepoli	$2,125	None	None	$24,000
John C. Davis*	$2,125	None	None	$24,000
David M. Deptula	$2,125	None	None	$24,000
Janine L. Cohen◊	None	None	None	None

*	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.

The following replaces, in its entirety, Appendix B of the SAI:

APPENDIX B

TRUSTEES AND OFFICERS

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey * Year of Birth: 1957	Since February 2012	Trustee (2012 to present) President (June 2012 to October 2013)	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	21	n/a
3

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Directorships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees:
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (June 2016 to present) Trustee (2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since November 2004	21	n/a
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since February 2016; Vice President of Tax Treasury at Standard Register, Inc. (formerly The Standard Register Company) from 2011 to 2016; Tax Partner at Deloitte Tax LLP from 1984 to 2011	21	n/a
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	21	n/a

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent and distributor. Mr. Dorsey was President of the Trust from June 2012 to October 2013.
**	As of the date of this Supplement.

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Executive Officers:
David R. Carson^ Year of Birth: 1958	Since April 2013	President of the Trust (October 2013 to present) Principal Executive Officer of Ryan Labs Funds (October 2014 to present) Vice President of the Trust (April 2013 to October 2013)
Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

4

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Nitin N. Kumbhani 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1948	Since June 2012	Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund	Vice Chairman and Chief of Growth Equity Strategies, Fiera Capital Inc. (June 2016 to present); President and Chief Investment Officer of Apex Capital Management, Inc. (1987 to May 2016)
Michael Kalbfleisch 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1959	Since June 2012	Vice President of APEXcm Small/Mid Cap Growth Fund	Senior Vice President and Portfolio Manager, Fiera Capital Inc. (June 2016 to present); Vice President and Chief Compliance Officer of Apex Capital Management, Inc. (2001 to May 2016)
William S. Sloneker 8845 Governor’s Hill Drive, Cincinnati, Ohio 45249 Year of Birth: 1953	Since June 2012	Principal Executive Officer of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund	Chairman, Chief Executive Office and Portfolio Manager of Cincinnati Asset Management, Inc. (1989 to present)
Andrew B. Wellington 405 Park Avenue, 6th Floor New York, New York 10022 Year of Birth: 1968	Since January 2013	Principal Executive Officer of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund	Managing Director of Lyrical Asset Management LP (2008 to present)
Nicholas Chermayeff 300 First Stamford Place 3rd Floor East Stamford, CT 06902 Year of Birth: 1969	Since April 2013	Principal Executive Officer of Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund	Co-Chief Executive Officer and Principal of Barrow Street Capital LLC (1997 to present) and Barrow Street Advisors LLC
Andrew Dassori 215 Park Ave. South, Ste 1902 New York, NY 10003 Year of Birth: 1984	Since July 2013	Principal Executive Officer of Wavelength Interest Rate Neutral Fund
Managing Member (2013 to present) and Chief Compliance Officer (2013 to June 2016) of Wavelength Capital Management, LLC; Chief Investment Officer of Longwave Advisors, LLC (June 2016 to present); Formerly, Portfolio Manager, Credit Suisse Asset Management LLC (2007 to 2013)

5

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Henry M.T. Jones 1380 West Paces Ferry Rd. Suite 1000 Atlanta, GA 30327 Year of Birth: 1971	Since July 2014	Principal Executive Officer of Blue Current Global Dividend Fund	Co-Managing Partner of Edge Advisors, LLC (2012 to present); co-founder and partner (2006 to present)
Stephen P. Lack 55 Waugh Drive, Suite 1130 Houston, TX 77007 Year of Birth: 1957	Since October 2014	Principal Executive Officer of Galapagos Partners Select Equity Fund	Founder, President and Chief Investment Officer of Galapagos Partners, L.P. (2007 to present)
Benjamin H. Thomas 401 West Main St., Suite 2100 Louisville, KY 40202 Year of Birth: 1974	Since April 2015	Principal Executive Officer of Waycross Long/Short Equity Fund	Founder, Managing Partner and Portfolio Manager for Waycross Partners, LLC (2005 to present)
Robert T. Slaymaker 655 Montgomery St., Suite 1905 San Francisco, CA 94000 Year of Birth: 1951	Since September 2015	Principal Executive Officer of Alambic Small Cap Value Plus Fund	Partner and Head of Client Service at Alambic Investment Management L.P. (2013 to present); Operating Partner at Advent International, Inc. (2008 to 2013)
Daniel Darchuck 30 Ragsdale Dr., Monterey, CA 93940 Year of Birth: 1958	Since September 2015	Principal Executive Officer of Topturn OneEighty Fund	Co-Founder, Chief Executive Officer of Topturn Capital, LLC (2009 to present); Chief Executive Officer of Topturn Fund Advisors, LLC (2015 to present)
Christopher M. Niemczewski 21 Dupont Circle NW, Suite 500 Washington, D.C. 20036 Year of Birth: 1951	Since October 2015	Principal Executive Officer of Marshfield Concentrated Opportunity Fund	Founder, Managing Principal of Marshfield Associates, Inc. (1989 to present)
6

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Alfredo Viegas 250 W. 57th St., Ste. 2032, New York, NY 10107 Year of Birth: 1968	Since December 2015	Principal Executive Officer of Castlemaine Funds
Chief Investment Officer and Chief Compliance Officer at Castlemaine LLC (2015 to present); Managing Director at Nomura Securities (2012 to 2015); Managing Director at Knight Capital Group (2009 to 2012).

Jennifer L. Leamer^ Year of Birth: 1976	Since April 2014	Treasurer (2014 to present) Assistant Treasurer (April 2014 to October 2014)	Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst (2007 to 2014)
Mark J. Seger^ Year of Birth: 1962	Since February 2012	Assistant Treasurer (2014 to present) Treasurer (2012 to 2014)	Co-Founder and Managing Director of Ultimus Fund Solutions, LLC (1999 to present)
Daniel D. Bauer^ Year of Birth: 1977	Since April 2016	Assistant Treasurer	Assistant Mutual Fund Controller (September 2015 to present); Fund Accounting Manager (March 2012 to August 2015); Senior Fund Accountant (March 2011 to March 2012) of Ultimus Fund Solutions, LLC
Bo J. Howell^ Year of Birth: 1981	Since October 2014	Secretary (2015 to present) Assistant Secretary (2014)
V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012)

Frank L. Newbauer^ Year of Birth: 1954	Since February 2012	Assistant Secretary (2015 to present) Secretary (2012 to 2015)	Assistant Vice President of Ultimus Fund Solutions, LLC (2010 to present)
Natalie S. Anderson^ Year of Birth: 1975	Since April 2016	Assistant Secretary	Paralegal of Ultimus Fund Solutions, LLC (January 2015 to present); Senior Paralegal of Unirush, LLC (October 2011 to January 2015)
7

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Charles C. Black^ Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)
Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager at Touchstone Mutual Funds (2013 to 2015), Senior Compliance Manager at Fund Evaluation Group (2011 to 2013); Regulatory Administration Specialist (2006 to 2011)

Martin R. Dean^ Year of Birth: 1963	Since January 2016	Assistant Chief Compliance Officer
Vice President, Director of Fund  Compliance of Ultimus Fund Solutions, LLC (January 2016 to present); Assistant Chief Compliance Officer, Unified Series Trust (January 2016 to present); Anti-Money Laundering Officer and Chief Compliance Officer, The Huntington Funds (July 2013 to present); Anti-Money Laundering Officer and Chief Compliance Officer, Huntington  Strategy Shares (July 2013 to present); Senior Vice President and Compliance Group Manager,  Huntington Asset Services, Inc. (July 2013 to December 2015);   Director of Fund Accounting and Fund Administration Product at Citi Fund Services (January 2008 to June 2013)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

Investors should retain this supplement for future reference.
8

June 28, 2016

ULTIMUS MANAGERS TRUST

CASTLEMAINE EMERGING MARKETS FUND, CASTLEMAINE EVENT DRIVEN FUND, CASTLEMAINE MARKET NEUTRAL FUND, CASTLEMAINE MULTI-STATEGY FUND, AND CASTLEMAINE LONG/SHORT FUND

Supplement to the Statement of Additional Information (“SAI”)
Dated December 28, 2015, Revised February 12, 2016

This supplement updates certain information contained in the SAI for the Castlemaine Emerging Markets Fund, Castlemaine Event Driven Fund, Castlemaine Market Neutral Fund, Castlemaine Multi-Strategy Fund, and Castlemaine Long/Short Fund (the “Funds”). For more information or to obtain a copy of the Funds’ Prospectus or SAI, free of charge, please contact the Funds toll free at 1-888-594-0006.

The following changes are made in the section entitled “MANAGEMENT OF THE TRUST”.

The following disclosure replaces, in its entirety, the first paragraph in the subsection entitled “Leadership Structure and Qualifications of Trustees” beginning on page 33 of the SAI:

“The Board consists of four Trustees, three of whom are Independent Trustees. The Board is responsible for the oversight of the series, or funds, of the Trust. In addition to the Funds, the Trust currently consists of the following series:”

The following replaces, in its entirety, the first three paragraphs of the subsection entitled “Board Leadership.” beginning on page 34 of the SAI:

“Board Leadership. The Board is led by its Chairman, who is also an Independent Trustee. The Chairman presides at all Board Meetings. The Chairman facilitates communication and coordination between the Trustees and management. The Chairman also reviews meeting agendas for the Board and the information provided by management to the Trustees. The Chairman works closely with Trust counsel and counsel to the Independent Trustees. The Chairman is also assisted by the Trust’s President, who, with the assistance of the Trust’s other officers, oversees the daily operations of the Funds, including monitoring the activities of all of the Funds’ service providers.
The Board believes that its leadership structure, including having an Independent Trustee serve as Chairman and three out of four Trustees as Independent Trustees, is appropriate and in the best interests of the Trust. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.
Board Committee. The Board has established a Committee of Independent Trustees, the principal functions of which are: (i) to appoint, retain and oversee the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to select and nominate all persons to serve as Independent Trustees; (iv) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act; and (v) to act as a proxy voting committee if called upon under the Trust’s Proxy Voting Policies and Procedures when a matter with respect to which a series of the Trust is entitled to vote presents a conflict between the interest of the series’ shareholders, on the one hand, and those of the series’ investment manager, on the other hand. In selecting and nominating persons to serve as Independent Trustees, the Committee will not consider nominees recommended by shareholders of the Trust. Messrs. Deptula, Discepoli, and Ms. Cohen are the members of the Committee of Independent Trustees. Mr. Deptula is the Chairman of the Committee and presides at its meetings. The Committee of Independent Trustees met four times during the prior fiscal year.”

1

The second paragraph in the subsection entitled “Independent Trustees” in the section entitled “Board Leadership” beginning on page 35 is deleted in its entirety.

The following replaces, in its entirety, the first paragraph and chart in the subsection entitled “Trustees’ Ownership of Fund Shares.” beginning on page 37 of the SAI:

“The following table shows each Trustee’s beneficial ownership of shares of the Funds and, on an aggregate basis, of shares of all funds within the Trust overseen by the Trustee. Information is provided as of December 31, 2015.

Name of Trustee	Dollar Range of Shares owned by Trustee in Castlemaine Funds*
	Emerging Markets Opportunities Fund	Event Driven Fund	Long/ Short Fund	Market Neutral Fund	Multi-Strategy Fund	All Funds in the Trust
Interested Trustee
Robert G. Dorsey	None	None	None	None	None	Over $100,000
Independent Trustees
John J. Discepoli	None	None	None	None	None	None
John C. Davis**	None	None	None	None	None	$50,001 - $100,000
David M. Deptula	None	None	None	None	None	None
Janine L. Cohen◊	None	None	None	None	None	None

*	Because the Funds are newly organized, none of the Trustees has any beneficial ownership of Fund shares as of the date of this SAI.
**	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.”
2

The following replaces, in its entirety, the chart in the subsection entitled “Trustee Compensation.” beginning on page 37 of the SAI:

Name of Trustee	Compensation from each Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from All Funds Within the Trust
Interested Trustee
Robert G. Dorsey	None	None	None	None
Independent Trustees
John J. Discepoli	$2,500	None	None	$52,500
John C. Davis*	$1,875	None	None	$39,375
David M. Deptula	$2,500	None	None	$52,500
Janine L. Cohen◊	$2,375	None	None	$39,375

*	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.

The following replaces, in its entirety, Appendix B of the SAI:

APPENDIX B

TRUSTEES AND OFFICERS

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey * Year of Birth: 1957	Since February 2012	Trustee (2012 to present) President (June 2012 to October 2013)	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	21	n/a
3

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Directorships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees:
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (June 2016 to present) Trustee (2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since November 2004	21	n/a
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since February 2016; Vice President of Tax Treasury at Standard Register, Inc. (formerly The Standard Register Company) from 2011 to 2016; Tax Partner at Deloitte Tax LLP from 1984 to 2011	21	n/a
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	21	n/a

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent and distributor. Mr. Dorsey was President of the Trust from June 2012 to October 2013.
**	As of the date of this Supplement.

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Executive Officers:
David R. Carson^ Year of Birth: 1958	Since April 2013	President of the Trust (October 2013 to present) Principal Executive Officer of Ryan Labs Funds (October 2014 to present) Vice President of the Trust (April 2013 to October 2013)
Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

4

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Nitin N. Kumbhani 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1948	Since June 2012	Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund	Vice Chairman and Chief of Growth Equity Strategies, Fiera Capital Inc. (June 2016 to present); President and Chief Investment Officer of Apex Capital Management, Inc. (1987 to May 2016)
Michael Kalbfleisch 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1959	Since June 2012	Vice President of APEXcm Small/Mid Cap Growth Fund	Senior Vice President and Portfolio Manager, Fiera Capital Inc. (June 2016 to present); Vice President and Chief Compliance Officer of Apex Capital Management, Inc. (2001 to May 2016)
William S. Sloneker 8845 Governor’s Hill Drive, Cincinnati, Ohio 45249 Year of Birth: 1953	Since June 2012	Principal Executive Officer of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund	Chairman, Chief Executive Office and Portfolio Manager of Cincinnati Asset Management, Inc. (1989 to present)
Andrew B. Wellington 405 Park Avenue, 6th Floor New York, New York 10022 Year of Birth: 1968	Since January 2013	Principal Executive Officer of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund	Managing Director of Lyrical Asset Management LP (2008 to present)
Nicholas Chermayeff 300 First Stamford Place 3rd Floor East Stamford, CT 06902 Year of Birth: 1969	Since April 2013	Principal Executive Officer of Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund	Co-Chief Executive Officer and Principal of Barrow Street Capital LLC (1997 to present) and Barrow Street Advisors LLC
Andrew Dassori 215 Park Ave. South, Ste 1902 New York, NY 10003 Year of Birth: 1984	Since July 2013	Principal Executive Officer of Wavelength Interest Rate Neutral Fund
Managing Member (2013 to present) and Chief Compliance Officer (2013 to June 2016) of Wavelength Capital Management, LLC; Chief Investment Officer of Longwave Advisors, LLC (June 2016 to present); Formerly, Portfolio Manager, Credit Suisse Asset Management LLC (2007 to 2013)

5

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Henry M.T. Jones 1380 West Paces Ferry Rd. Suite 1000 Atlanta, GA 30327 Year of Birth: 1971	Since July 2014	Principal Executive Officer of Blue Current Global Dividend Fund	Co-Managing Partner of Edge Advisors, LLC (2012 to present); co-founder and partner (2006 to present)
Stephen P. Lack 55 Waugh Drive, Suite 1130 Houston, TX 77007 Year of Birth: 1957	Since October 2014	Principal Executive Officer of Galapagos Partners Select Equity Fund	Founder, President and Chief Investment Officer of Galapagos Partners, L.P. (2007 to present)
Benjamin H. Thomas 401 West Main St., Suite 2100 Louisville, KY 40202 Year of Birth: 1974	Since April 2015	Principal Executive Officer of Waycross Long/Short Equity Fund	Founder, Managing Partner and Portfolio Manager for Waycross Partners, LLC (2005 to present)
Robert T. Slaymaker 655 Montgomery St., Suite 1905 San Francisco, CA 94000 Year of Birth: 1951	Since September 2015	Principal Executive Officer of Alambic Small Cap Value Plus Fund	Partner and Head of Client Service at Alambic Investment Management L.P. (2013 to present); Operating Partner at Advent International, Inc. (2008 to 2013)
Daniel Darchuck 30 Ragsdale Dr., Monterey, CA 93940 Year of Birth: 1958	Since September 2015	Principal Executive Officer of Topturn OneEighty Fund	Co-Founder, Chief Executive Officer of Topturn Capital, LLC (2009 to present); Chief Executive Officer of Topturn Fund Advisors, LLC (2015 to present)
Christopher M. Niemczewski 21 Dupont Circle NW, Suite 500 Washington, D.C. 20036 Year of Birth: 1951	Since October 2015	Principal Executive Officer of Marshfield Concentrated Opportunity Fund	Founder, Managing Principal of Marshfield Associates, Inc. (1989 to present)
6

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Alfredo Viegas 250 W. 57th St., Ste. 2032, New York, NY 10107 Year of Birth: 1968	Since December 2015	Principal Executive Officer of Castlemaine Funds
Chief Investment Officer and Chief Compliance Officer at Castlemaine LLC (2015 to present); Managing Director at Nomura Securities (2012 to 2015); Managing Director at Knight Capital Group (2009 to 2012).

Jennifer L. Leamer^ Year of Birth: 1976	Since April 2014	Treasurer (2014 to present) Assistant Treasurer (April 2014 to October 2014)	Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst (2007 to 2014)
Mark J. Seger^ Year of Birth: 1962	Since February 2012	Assistant Treasurer (2014 to present) Treasurer (2012 to 2014)	Co-Founder and Managing Director of Ultimus Fund Solutions, LLC (1999 to present)
Daniel D. Bauer^ Year of Birth: 1977	Since April 2016	Assistant Treasurer	Assistant Mutual Fund Controller (September 2015 to present); Fund Accounting Manager (March 2012 to August 2015); Senior Fund Accountant (March 2011 to March 2012) of Ultimus Fund Solutions, LLC
Bo J. Howell^ Year of Birth: 1981	Since October 2014	Secretary (2015 to present) Assistant Secretary (2014)
V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012)

Frank L. Newbauer^ Year of Birth: 1954	Since February 2012	Assistant Secretary (2015 to present) Secretary (2012 to 2015)	Assistant Vice President of Ultimus Fund Solutions, LLC (2010 to present)
Natalie S. Anderson^ Year of Birth: 1975	Since April 2016	Assistant Secretary	Paralegal of Ultimus Fund Solutions, LLC (January 2015 to present); Senior Paralegal of Unirush, LLC (October 2011 to January 2015)
7

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Charles C. Black^ Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)
Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager at Touchstone Mutual Funds (2013 to 2015), Senior Compliance Manager at Fund Evaluation Group (2011 to 2013); Regulatory Administration Specialist (2006 to 2011)

Martin R. Dean^ Year of Birth: 1963	Since January 2016	Assistant Chief Compliance Officer
Vice President, Director of Fund  Compliance of Ultimus Fund Solutions, LLC (January 2016 to present); Assistant Chief Compliance Officer, Unified Series Trust (January 2016 to present); Anti-Money Laundering Officer and Chief Compliance Officer, The Huntington Funds (July 2013 to present); Anti-Money Laundering Officer and Chief Compliance Officer, Huntington  Strategy Shares (July 2013 to present); Senior Vice President and Compliance Group Manager,  Huntington Asset Services, Inc. (July 2013 to December 2015);   Director of Fund Accounting and Fund Administration Product at Citi Fund Services (January 2008 to June 2013)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

Investors should retain this supplement for future reference.
8

June 28, 2016

ULTIMUS MANAGERS TRUST

GALAPAGOS PARTNERS SELECT EQUITY FUND

Supplement to the Statement of Additional Information (“SAI”)
Dated March 29, 2016

This supplement updates certain information contained in the SAI for the Galapagos Partners Select Equity Fund (the “Fund”). For more information or to obtain a copy of the Fund’s Prospectus or SAI, free of charge, please contact the Fund toll free at 1-800-592-7722.

The following changes are made in the section entitled “MANAGEMENT OF THE TRUST”.

The following disclosure replaces, in its entirety, the first paragraph in the subsection entitled “Leadership Structure and Qualifications of Trustees” beginning on page 19 of the SAI:

“The Board consists of four Trustees, three of whom are Independent Trustees. The Board is responsible for the oversight of the series, or funds, of the Trust. In addition to the Fund, the Trust currently consists of the following series:”

The following replaces, in its entirety, the first three paragraphs of the subsection entitled “Board Leadership.” beginning on page 19 of the SAI:

“Board Leadership. The Board is led by its Chairman, who is also an Independent Trustee. The Chairman presides at all Board Meetings. The Chairman facilitates communication and coordination between the Trustees and management. The Chairman also reviews meeting agendas for the Board and the information provided by management to the Trustees. The Chairman works closely with Trust counsel and counsel to the Independent Trustees. The Chairman is also assisted by the Trust’s President, who, with the assistance of the Trust’s other officers, oversees the daily operations of the Fund, including monitoring the activities of all of the Fund’s service providers.
The Board believes that its leadership structure, including having an Independent Trustee serve as Chairman and three out of four Trustees as Independent Trustees, is appropriate and in the best interests of the Trust. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.
Board Committee. The Board has established a Committee of Independent Trustees, the principal functions of which are: (i) to appoint, retain and oversee the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to select and nominate all persons to serve as Independent Trustees; (iv) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act; and (v) to act as a proxy voting committee if called upon under the Trust’s Proxy Voting Policies and Procedures when a matter with respect to which a series of the Trust is entitled to vote presents a conflict between the interest of the series’ shareholders, on the one hand, and those of the series’ investment manager, on the other hand. In selecting and nominating persons to serve as Independent Trustees, the Committee will not consider nominees recommended by shareholders of the Trust. Messrs. Deptula, Discepoli, and Ms. Cohen are the members of the Committee of Independent Trustees. Mr. Deptula is the Chairman of the Committee and presides at its meetings. The Committee of Independent Trustees met four times during the prior fiscal year.”

1

The second paragraph in the subsection entitled “Independent Trustees” in the section entitled “Board Leadership” beginning on page 21 is deleted in its entirety.

The following replaces, in its entirety, the first paragraph and chart in the subsection entitled “Trustees’ Ownership of Fund Shares.” beginning on page 23 of the SAI:

“The following table shows each Trustee’s beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the Trust overseen by the Trustee. Information is provided as of December 31, 2015.

Name of Trustee	Dollar Range of Shares of the Fund Owned by Trustee	Aggregate Dollar Range of Shares Owned of All Funds in Trust Overseen by Trustee
Interested Trustee
Robert G. Dorsey	None	Over $100,000
Independent Trustees
John J. Discepoli	None	None
John C. Davis*	None	$50,001 - $100,000
David M. Deptula	None	None
Janine L. Cohen◊	None	None

*	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.”
2

The following replaces, in its entirety, the chart in the subsection entitled “Trustee Compensation.” beginning on page 23 of the SAI:

Name of Trustee	Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from All Funds Within the Trust
Interested Trustee
Robert G. Dorsey	None	None	None	None
Independent Trustees
John J. Discepoli	$2,375	None	None	$37,375
John C. Davis*	$2,375	None	None	$37,375
David M. Deptula	$2,375	None	None	$37,375
Janine L. Cohen◊	None	None	None	None

*	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.

The following replaces, in its entirety, Appendix A of the SAI:

APPENDIX A

TRUSTEES AND OFFICERS

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey * Year of Birth: 1957	Since February 2012	Trustee (2012 to present) President (June 2012 to October 2013)	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	21	n/a
3

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Directorships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees:
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (June 2016 to present) Trustee (2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since November 2004	21	n/a
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since February 2016; Vice President of Tax Treasury at Standard Register, Inc. (formerly The Standard Register Company) from 2011 to 2016; Tax Partner at Deloitte Tax LLP from 1984 to 2011	21	n/a
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	21	n/a

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent and distributor. Mr. Dorsey was President of the Trust from June 2012 to October 2013.
**	As of the date of this Supplement.

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Executive Officers:
David R. Carson^ Year of Birth: 1958	Since April 2013	President of the Trust (October 2013 to present) Principal Executive Officer of Ryan Labs Funds (October 2014 to present) Vice President of the Trust (April 2013 to October 2013)
Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

4

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Nitin N. Kumbhani 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1948	Since June 2012	Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund	Vice Chairman and Chief of Growth Equity Strategies, Fiera Capital Inc. (June 2016 to present); President and Chief Investment Officer of Apex Capital Management, Inc. (1987 to May 2016)
Michael Kalbfleisch 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1959	Since June 2012	Vice President of APEXcm Small/Mid Cap Growth Fund	Senior Vice President and Portfolio Manager, Fiera Capital Inc. (June 2016 to present); Vice President and Chief Compliance Officer of Apex Capital Management, Inc. (2001 to May 2016)
William S. Sloneker 8845 Governor’s Hill Drive, Cincinnati, Ohio 45249 Year of Birth: 1953	Since June 2012	Principal Executive Officer of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund	Chairman, Chief Executive Office and Portfolio Manager of Cincinnati Asset Management, Inc. (1989 to present)
Andrew B. Wellington 405 Park Avenue, 6th Floor New York, New York 10022 Year of Birth: 1968	Since January 2013	Principal Executive Officer of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund	Managing Director of Lyrical Asset Management LP (2008 to present)
Nicholas Chermayeff 300 First Stamford Place 3rd Floor East Stamford, CT 06902 Year of Birth: 1969	Since April 2013	Principal Executive Officer of Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund	Co-Chief Executive Officer and Principal of Barrow Street Capital LLC (1997 to present) and Barrow Street Advisors LLC
Andrew Dassori 215 Park Ave. South, Ste 1902 New York, NY 10003 Year of Birth: 1984	Since July 2013	Principal Executive Officer of Wavelength Interest Rate Neutral Fund
Managing Member (2013 to present) and Chief Compliance Officer (2013 to June 2016) of Wavelength Capital Management, LLC; Chief Investment Officer of Longwave Advisors, LLC (June 2016 to present); Formerly, Portfolio Manager, Credit Suisse Asset Management LLC (2007 to 2013)

5

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Henry M.T. Jones 1380 West Paces Ferry Rd. Suite 1000 Atlanta, GA 30327 Year of Birth: 1971	Since July 2014	Principal Executive Officer of Blue Current Global Dividend Fund	Co-Managing Partner of Edge Advisors, LLC (2012 to present); co-founder and partner (2006 to present)
Stephen P. Lack 55 Waugh Drive, Suite 1130 Houston, TX 77007 Year of Birth: 1957	Since October 2014	Principal Executive Officer of Galapagos Partners Select Equity Fund	Founder, President and Chief Investment Officer of Galapagos Partners, L.P. (2007 to present)
Benjamin H. Thomas 401 West Main St., Suite 2100 Louisville, KY 40202 Year of Birth: 1974	Since April 2015	Principal Executive Officer of Waycross Long/Short Equity Fund	Founder, Managing Partner and Portfolio Manager for Waycross Partners, LLC (2005 to present)
Robert T. Slaymaker 655 Montgomery St., Suite 1905 San Francisco, CA 94000 Year of Birth: 1951	Since September 2015	Principal Executive Officer of Alambic Small Cap Value Plus Fund	Partner and Head of Client Service at Alambic Investment Management L.P. (2013 to present); Operating Partner at Advent International, Inc. (2008 to 2013)
Daniel Darchuck 30 Ragsdale Dr., Monterey, CA 93940 Year of Birth: 1958	Since September 2015	Principal Executive Officer of Topturn OneEighty Fund	Co-Founder, Chief Executive Officer of Topturn Capital, LLC (2009 to present); Chief Executive Officer of Topturn Fund Advisors, LLC (2015 to present)
Christopher M. Niemczewski 21 Dupont Circle NW, Suite 500 Washington, D.C. 20036 Year of Birth: 1951	Since October 2015	Principal Executive Officer of Marshfield Concentrated Opportunity Fund	Founder, Managing Principal of Marshfield Associates, Inc. (1989 to present)
6

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Alfredo Viegas 250 W. 57th St., Ste. 2032, New York, NY 10107 Year of Birth: 1968	Since December 2015	Principal Executive Officer of Castlemaine Funds
Chief Investment Officer and Chief Compliance Officer at Castlemaine LLC (2015 to present); Managing Director at Nomura Securities (2012 to 2015); Managing Director at Knight Capital Group (2009 to 2012).

Jennifer L. Leamer^ Year of Birth: 1976	Since April 2014	Treasurer (2014 to present) Assistant Treasurer (April 2014 to October 2014)	Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst (2007 to 2014)
Mark J. Seger^ Year of Birth: 1962	Since February 2012	Assistant Treasurer (2014 to present) Treasurer (2012 to 2014)	Co-Founder and Managing Director of Ultimus Fund Solutions, LLC (1999 to present)
Daniel D. Bauer^ Year of Birth: 1977	Since April 2016	Assistant Treasurer	Assistant Mutual Fund Controller (September 2015 to present); Fund Accounting Manager (March 2012 to August 2015); Senior Fund Accountant (March 2011 to March 2012) of Ultimus Fund Solutions, LLC
Bo J. Howell^ Year of Birth: 1981	Since October 2014	Secretary (2015 to present) Assistant Secretary (2014)
V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012)

Frank L. Newbauer^ Year of Birth: 1954	Since February 2012	Assistant Secretary (2015 to present) Secretary (2012 to 2015)	Assistant Vice President of Ultimus Fund Solutions, LLC (2010 to present)
Natalie S. Anderson^ Year of Birth: 1975	Since April 2016	Assistant Secretary	Paralegal of Ultimus Fund Solutions, LLC (January 2015 to present); Senior Paralegal of Unirush, LLC (October 2011 to January 2015)
7

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Charles C. Black^ Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)
Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager at Touchstone Mutual Funds (2013 to 2015), Senior Compliance Manager at Fund Evaluation Group (2011 to 2013); Regulatory Administration Specialist (2006 to 2011)

Martin R. Dean^ Year of Birth: 1963	Since January 2016	Assistant Chief Compliance Officer
Vice President, Director of Fund  Compliance of Ultimus Fund Solutions, LLC (January 2016 to present); Assistant Chief Compliance Officer, Unified Series Trust (January 2016 to present); Anti-Money Laundering Officer and Chief Compliance Officer, The Huntington Funds (July 2013 to present); Anti-Money Laundering Officer and Chief Compliance Officer, Huntington  Strategy Shares (July 2013 to present); Senior Vice President and Compliance Group Manager,  Huntington Asset Services, Inc. (July 2013 to December 2015);   Director of Fund Accounting and Fund Administration Product at Citi Fund Services (January 2008 to June 2013)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

Investors should retain this supplement for future reference.
8

June 28, 2016

ULTIMUS MANAGERS TRUST

LYRICAL U.S. VALUE EQUITY FUND
AND LYRICAL U.S. HEDGED VALUE FUND

Supplement to the Statement of Additional Information (“SAI”)
Dated March 29, 2016

This supplement updates certain information contained in the SAI for the Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund (the “Funds”). For more information or to obtain a copy of the Funds’ Prospectus or SAI, free of charge, please contact the Funds toll free at 1-888-884-8099.

The following changes are made in the section entitled “MANAGEMENT OF THE TRUST”.

The following disclosure replaces, in its entirety, the first paragraph in the subsection entitled “Leadership Structure and Qualifications of Trustees” beginning on page 15 of the SAI:

“The Board consists of four Trustees, three of whom are Independent Trustees. The Board is responsible for the oversight of the series, or funds, of the Trust. In addition to the Funds, the Trust currently consists of the following series:”

The following replaces, in its entirety, the first three paragraphs of the subsection entitled “Board Leadership.” beginning on page 16 of the SAI:

“Board Leadership. The Board is led by its Chairman, who is also an Independent Trustee. The Chairman presides at all Board Meetings. The Chairman facilitates communication and coordination between the Trustees and management. The Chairman also reviews meeting agendas for the Board and the information provided by management to the Trustees. The Chairman works closely with Trust counsel and counsel to the Independent Trustees. The Chairman is also assisted by the Trust’s President, who, with the assistance of the Trust’s other officers, oversees the daily operations of the Funds, including monitoring the activities of all of the Funds’ service providers.
The Board believes that its leadership structure, including having an Independent Trustee serve as Chairman and three out of four Trustees as Independent Trustees, is appropriate and in the best interests of the Trust. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.
Board Committee. The Board has established a Committee of Independent Trustees, the principal functions of which are: (i) to appoint, retain and oversee the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to select and nominate all persons to serve as Independent Trustees; (iv) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act; and (v) to act as a proxy voting committee if called upon under the Trust’s Proxy Voting Policies and Procedures when a matter with respect to which a series of the Trust is entitled to vote presents a conflict between the interest of the series’ shareholders, on the one hand, and those of the series’ investment manager, on the other hand. In selecting and nominating persons to serve as Independent Trustees, the Committee will not consider nominees recommended by shareholders of the Trust. Messrs. Deptula, Discepoli, and Ms. Cohen are the members of the Committee of Independent Trustees. Mr. Deptula is the Chairman of the Committee and presides at its meetings. The Committee of Independent Trustees met four times during the prior fiscal year.”

1

The second paragraph in the subsection entitled “Independent Trustees” in the section entitled “Board Leadership” on page 17 is deleted in its entirety.

The following replaces, in its entirety, the first paragraph and chart in the subsection entitled “Trustees’ Ownership of Fund Shares.” beginning on page 19 of the SAI:

“The following table shows each Trustee’s beneficial ownership of shares of the Funds and, on an aggregate basis, of shares of all funds within the Trust overseen by the Trustee. Information is provided as of December 31, 2015.

Name of Trustee	Dollar Range of Shares of the Fund Owned by Trustee	Aggregate Dollar Range of Shares Owned of All Funds in Trust Overseen by Trustee
Interested Trustee
Robert G. Dorsey	$50,001 - $100,000	Over $100,000
Independent Trustees
John J. Discepoli	None	None
John C. Davis*	None	$50,001 - $100,000
David M. Deptula	None	None
Janine L. Cohen◊	None	None

*	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.”
2

The following replaces, in its entirety, the chart in the subsection entitled “Trustee Compensation.” beginning on page 19 of the SAI:

Name of Trustee	Compensation from each Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from All Funds Within the Trust
Interested Trustee
Robert G. Dorsey	None	None	None	None
Independent Trustees
John J. Discepoli	$2,375	None	None	$37,375
John C. Davis*	$2,375	None	None	$37,375
David M. Deptula	$2,375	None	None	$37,375
Janine L. Cohen◊	None	None	None	None

*	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.

The following replaces, in its entirety, Appendix A of the SAI:

APPENDIX A

TRUSTEES AND OFFICERS

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey * Year of Birth: 1957	Since February 2012	Trustee (2012 to present) President (June 2012 to October 2013)	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	21	n/a
3

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Directorships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees:
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (June 2016 to present) Trustee (2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since November 2004	21	n/a
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since February 2016; Vice President of Tax Treasury at Standard Register, Inc. (formerly The Standard Register Company) from 2011 to 2016; Tax Partner at Deloitte Tax LLP from 1984 to 2011	21	n/a
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	21	n/a

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent and distributor. Mr. Dorsey was President of the Trust from June 2012 to October 2013.
**	As of the date of this Supplement.
4

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Executive Officers:
David R. Carson^ Year of Birth: 1958	Since April 2013	President of the Trust (October 2013 to present) Principal Executive Officer of Ryan Labs Funds (October 2014 to present) Vice President of the Trust (April 2013 to October 2013)
Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

Nitin N. Kumbhani 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1948	Since June 2012	Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund	Vice Chairman and Chief of Growth Equity Strategies, Fiera Capital Inc. (June 2016 to present); President and Chief Investment Officer of Apex Capital Management, Inc. (1987 to May 2016)
Michael Kalbfleisch 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1959	Since June 2012	Vice President of APEXcm Small/Mid Cap Growth Fund	Senior Vice President and Portfolio Manager, Fiera Capital Inc. (June 2016 to present); Vice President and Chief Compliance Officer of Apex Capital Management, Inc. (2001 to May 2016)
William S. Sloneker 8845 Governor’s Hill Drive, Cincinnati, Ohio 45249 Year of Birth: 1953	Since June 2012	Principal Executive Officer of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund	Chairman, Chief Executive Office and Portfolio Manager of Cincinnati Asset Management, Inc. (1989 to present)
Andrew B. Wellington 405 Park Avenue, 6th Floor New York, New York 10022 Year of Birth: 1968	Since January 2013	Principal Executive Officer of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund	Managing Director of Lyrical Asset Management LP (2008 to present)
5

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Nicholas Chermayeff 300 First Stamford Place 3rd Floor East Stamford, CT 06902 Year of Birth: 1969	Since April 2013	Principal Executive Officer of Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund	Co-Chief Executive Officer and Principal of Barrow Street Capital LLC (1997 to present) and Barrow Street Advisors LLC
Andrew Dassori 215 Park Ave. South, Ste 1902 New York, NY 10003 Year of Birth: 1984	Since July 2013	Principal Executive Officer of Wavelength Interest Rate Neutral Fund
Managing Member (2013 to present) and Chief Compliance Officer (2013 to June 2016) of Wavelength Capital Management, LLC; Chief Investment Officer of Longwave Advisors LLC (June 2016 to present); Formerly, Portfolio Manager, Credit Suisse Asset Management LLC (2007 to 2013)

Henry M.T. Jones 1380 West Paces Ferry Rd. Suite 1000 Atlanta, GA 30327 Year of Birth: 1971	Since July 2014	Principal Executive Officer of Blue Current Global Dividend Fund	Co-Managing Partner of Edge Advisors, LLC (2012 to present); co-founder and partner (2006 to present)
Stephen P. Lack 55 Waugh Drive, Suite 1130 Houston, TX 77007 Year of Birth: 1957	Since October 2014	Principal Executive Officer of Galapagos Partners Select Equity Fund	Founder, President and Chief Investment Officer of Galapagos Partners, L.P. (2007 to present)
Benjamin H. Thomas 401 West Main St., Suite 2100 Louisville, KY 40202 Year of Birth: 1974	Since April 2015	Principal Executive Officer of Waycross Long/Short Equity Fund	Founder, Managing Partner and Portfolio Manager for Waycross Partners, LLC (2005 to present)
Robert T. Slaymaker 655 Montgomery St., Suite 1905 San Francisco, CA 94000 Year of Birth: 1951	Since September 2015	Principal Executive Officer of Alambic Small Cap Value Plus Fund	Partner and Head of Client Service at Alambic Investment Management L.P. (2013 to present); Operating Partner at Advent International, Inc. (2008 to 2013)
6

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Daniel Darchuck 30 Ragsdale Dr., Monterey, CA 93940 Year of Birth: 1958	Since September 2015	Principal Executive Officer of Topturn OneEighty Fund	Co-Founder, Chief Executive Officer of Topturn Capital, LLC (2009 to present); Chief Executive Officer of Topturn Fund Advisors, LLC (2015 to present)
Christopher M. Niemczewski 21 Dupont Circle NW, Suite 500 Washington, D.C. 20036 Year of Birth: 1951	Since October 2015	Principal Executive Officer of Marshfield Concentrated Opportunity Fund	Founder, Managing Principal of Marshfield Associates, Inc. (1989 to present)
Alfredo Viegas 250 W. 57th St., Ste. 2032, New York, NY 10107 Year of Birth: 1968	Since December 2015	Principal Executive Officer of Castlemaine Funds
Chief Investment Officer and Chief Compliance Officer at Castlemaine LLC (2015 to present); Managing Director at Nomura Securities (2012 to 2015); Managing Director at Knight Capital Group (2009 to 2012).

Jennifer L. Leamer^ Year of Birth: 1976	Since April 2014	Treasurer (2014 to present) Assistant Treasurer (April 2014 to October 2014)	Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst (2007 to 2014)
Mark J. Seger^ Year of Birth: 1962	Since February 2012	Assistant Treasurer (2014 to present) Treasurer (2012 to 2014)	Co-Founder and Managing Director of Ultimus Fund Solutions, LLC (1999 to present)
Daniel D. Bauer^ Year of Birth: 1977	Since April 2016	Assistant Treasurer	Assistant Mutual Fund Controller (September 2015 to present); Fund Accounting Manager (March 2012 to August 2015); Senior Fund Accountant (March 2011 to March 2012) of Ultimus Fund Solutions, LLC
Bo J. Howell^ Year of Birth: 1981	Since October 2014	Secretary (2015 to present) Assistant Secretary (2014)
V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012)

7

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Frank L. Newbauer^ Year of Birth: 1954	Since February 2012	Assistant Secretary (2015 to present) Secretary (2012 to 2015)	Assistant Vice President of Ultimus Fund Solutions, LLC (2010 to present)
Natalie S. Anderson^ Year of Birth: 1975	Since April 2016	Assistant Secretary	Paralegal of Ultimus Fund Solutions, LLC (January 2015 to present); Senior Paralegal of Unirush, LLC (October 2011 to January 2015)
Charles C. Black^ Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)
Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager at Touchstone Mutual Funds (2013 to 2015), Senior Compliance Manager at Fund Evaluation Group (2011 to 2013); Regulatory Administration Specialist (2006 to 2011)

Martin R. Dean^ Year of Birth: 1963	Since January 2016	Assistant Chief Compliance Officer
Vice President, Director of Fund  Compliance of Ultimus Fund Solutions, LLC (January 2016 to present); Assistant Chief Compliance Officer, Unified Series Trust (January 2016 to present); Anti-Money Laundering Officer and Chief Compliance Officer, The Huntington Funds (July 2013 to present); Anti-Money Laundering Officer and Chief Compliance Officer, Huntington  Strategy Shares (July 2013 to present); Senior Vice President and Compliance Group Manager,  Huntington Asset Services, Inc. (July 2013 to December 2015);   Director of Fund Accounting and Fund Administration Product at Citi Fund Services (January 2008 to June 2013)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

Investors should retain this supplement for future reference.
8

June 28, 2016

ULTIMUS MANAGERS TRUST

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

Supplement to the Statement of Additional Information (“SAI”)
Dated December 28, 2015, Revised January 14, 2016

This supplement updates certain information contained in the SAI for the Marshfield Concentrated Opportunity Fund (the “Fund”). For more information or to obtain a copy of the Fund’s Prospectus or SAI, free of charge, please contact the Fund toll free at 1-855-691-5288.

The following changes are made in the section entitled “MANAGEMENT OF THE TRUST”.

The following disclosure replaces, in its entirety, the first paragraph in the subsection entitled “Leadership Structure and Qualifications of Trustees” beginning on page 15 of the SAI:

“The Board consists of four Trustees, three of whom are Independent Trustees. The Board is responsible for the oversight of the series, or funds, of the Trust. In addition to the Fund, the Trust currently consists of the following series:”

The following replaces, in its entirety, the first three paragraphs of the subsection entitled “Board Leadership.” beginning on page 16 of the SAI:

“Board Leadership. The Board is led by its Chairman, who is also an Independent Trustee. The Chairman presides at all Board Meetings. The Chairman facilitates communication and coordination between the Trustees and management. The Chairman also reviews meeting agendas for the Board and the information provided by management to the Trustees. The Chairman works closely with Trust counsel and counsel to the Independent Trustees. The Chairman is also assisted by the Trust’s President, who, with the assistance of the Trust’s other officers, oversees the daily operations of the Fund, including monitoring the activities of all of the Fund’s service providers.
The Board believes that its leadership structure, including having an Independent Trustee serve as Chairman and three out of four Trustees as Independent Trustees, is appropriate and in the best interests of the Trust. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.
Board Committee. The Board has established a Committee of Independent Trustees, the principal functions of which are: (i) to appoint, retain and oversee the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to select and nominate all persons to serve as Independent Trustees; (iv) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act; and (v) to act as a proxy voting committee if called upon under the Trust’s Proxy Voting Policies and Procedures when a matter with respect to which a series of the Trust is entitled to vote presents a conflict between the interest of the series’ shareholders, on the one hand, and those of the series’ investment manager, on the other hand. In selecting and nominating persons to serve as Independent Trustees, the Committee will not consider nominees recommended by shareholders of the Trust. Messrs. Deptula, Discepoli, and Ms. Cohen are the members of the Committee of Independent Trustees. Mr. Deptula is the Chairman of the Committee and presides at its meetings. The Committee of Independent Trustees met four times during the prior fiscal year.”

1

The second paragraph in the subsection entitled “Independent Trustees” in the section entitled “Board Leadership” beginning on page 17 is deleted in its entirety.

The following replaces, in its entirety, the first paragraph and chart in the subsection entitled “Trustees’ Ownership of Fund Shares.” beginning on page 19 of the SAI:

“The following table shows each Trustee’s beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the Trust overseen by the Trustee. Information is provided as of December 31, 2015.

Name of Trustee	Dollar Range of Shares of the Fund Owned by Trustee	Aggregate Dollar Range of Shares Owned of All Funds in Trust Overseen by Trustee
Interested Trustee
Robert G. Dorsey	None	Over $100,000
Independent Trustees
John J. Discepoli	None	None
John C. Davis*	None	$50,001 - $100,000
David M. Deptula	None	None
Janine L. Cohen◊	None	None

*	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.”
2

The following replaces, in its entirety, the chart in the subsection entitled “Trustee Compensation.” beginning on page 19 of the SAI:

Name of Trustee	Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from All Funds Within the Trust
Interested Trustee
Robert G. Dorsey	None	None	None	None
Independent Trustees
John J. Discepoli	$2,500	None	None	$52,500
John C. Davis*	$1,875	None	None	$39,375
David M. Deptula	$2,500	None	None	$52,500
Janine L. Cohen◊	$2,375	None	None	$39,375

*	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.

The following replaces, in its entirety, Appendix A of the SAI:

APPENDIX A

TRUSTEES AND OFFICERS

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey * Year of Birth: 1957	Since February 2012	Trustee (2012 to present) President (June 2012 to October 2013)	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	21	n/a
3

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Directorships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees:
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (June 2016 to present) Trustee (2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since November 2004	21	n/a
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since February 2016; Vice President of Tax Treasury at Standard Register, Inc. (formerly The Standard Register Company) from 2011 to 2016; Tax Partner at Deloitte Tax LLP from 1984 to 2011	21	n/a
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	21	n/a

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent and distributor. Mr. Dorsey was President of the Trust from June 2012 to October 2013.
**	As of the date of this Supplement.

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Executive Officers:
David R. Carson^ Year of Birth: 1958	Since April 2013	President of the Trust (October 2013 to present) Principal Executive Officer of Ryan Labs Funds (October 2014 to present) Vice President of the Trust (April 2013 to October 2013)
Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

4

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Nitin N. Kumbhani 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1948	Since June 2012	Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund	Vice Chairman and Chief of Growth Equity Strategies, Fiera Capital Inc. (June 2016 to present); President and Chief Investment Officer of Apex Capital Management, Inc. (1987 to May 2016)
Michael Kalbfleisch 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1959	Since June 2012	Vice President of APEXcm Small/Mid Cap Growth Fund	Senior Vice President and Portfolio Manager, Fiera Capital Inc. (June 2016 to present); Vice President and Chief Compliance Officer of Apex Capital Management, Inc. (2001 to May 2016)
William S. Sloneker 8845 Governor’s Hill Drive, Cincinnati, Ohio 45249 Year of Birth: 1953	Since June 2012	Principal Executive Officer of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund	Chairman, Chief Executive Office and Portfolio Manager of Cincinnati Asset Management, Inc. (1989 to present)
Andrew B. Wellington 405 Park Avenue, 6th Floor New York, New York 10022 Year of Birth: 1968	Since January 2013	Principal Executive Officer of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund	Managing Director of Lyrical Asset Management LP (2008 to present)
Nicholas Chermayeff 300 First Stamford Place 3rd Floor East Stamford, CT 06902 Year of Birth: 1969	Since April 2013	Principal Executive Officer of Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund	Co-Chief Executive Officer and Principal of Barrow Street Capital LLC (1997 to present) and Barrow Street Advisors LLC
Andrew Dassori 215 Park Ave. South, Ste 1902 New York, NY 10003 Year of Birth: 1984	Since July 2013	Principal Executive Officer of Wavelength Interest Rate Neutral Fund
Managing Member (2013 to present) and Chief Compliance Officer (2013 to June 2016) of Wavelength Capital Management, LLC; Chief Investment Officer of Longwave Advisors LLC (June 2016 to present); Formerly, Portfolio Manager, Credit Suisse Asset Management LLC (2007 to 2013)

5

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Henry M.T. Jones 1380 West Paces Ferry Rd. Suite 1000 Atlanta, GA 30327 Year of Birth: 1971	Since July 2014	Principal Executive Officer of Blue Current Global Dividend Fund	Co-Managing Partner of Edge Advisors, LLC (2012 to present); co-founder and partner (2006 to present)
Stephen P. Lack 55 Waugh Drive, Suite 1130 Houston, TX 77007 Year of Birth: 1957	Since October 2014	Principal Executive Officer of Galapagos Partners Select Equity Fund	Founder, President and Chief Investment Officer of Galapagos Partners, L.P. (2007 to present)
Benjamin H. Thomas 401 West Main St., Suite 2100 Louisville, KY 40202 Year of Birth: 1974	Since April 2015	Principal Executive Officer of Waycross Long/Short Equity Fund	Founder, Managing Partner and Portfolio Manager for Waycross Partners, LLC (2005 to present)
Robert T. Slaymaker 655 Montgomery St., Suite 1905 San Francisco, CA 94000 Year of Birth: 1951	Since September 2015	Principal Executive Officer of Alambic Small Cap Value Plus Fund	Partner and Head of Client Service at Alambic Investment Management L.P. (2013 to present); Operating Partner at Advent International, Inc. (2008 to 2013)
Daniel Darchuck 30 Ragsdale Dr., Monterey, CA 93940 Year of Birth: 1958	Since September 2015	Principal Executive Officer of Topturn OneEighty Fund	Co-Founder, Chief Executive Officer of Topturn Capital, LLC (2009 to present); Chief Executive Officer of Topturn Fund Advisors, LLC (2015 to present)
Christopher M. Niemczewski 21 Dupont Circle NW, Suite 500 Washington, D.C. 20036 Year of Birth: 1951	Since October 2015	Principal Executive Officer of Marshfield Concentrated Opportunity Fund	Founder, Managing Principal of Marshfield Associates, Inc. (1989 to present)
6

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Alfredo Viegas 250 W. 57th St., Ste. 2032, New York, NY 10107 Year of Birth: 1968	Since December 2015	Principal Executive Officer of Castlemaine Funds
Chief Investment Officer and Chief Compliance Officer at Castlemaine LLC (2015 to present); Managing Director at Nomura Securities (2012 to 2015); Managing Director at Knight Capital Group (2009 to 2012).

Jennifer L. Leamer^ Year of Birth: 1976	Since April 2014	Treasurer (2014 to present) Assistant Treasurer (April 2014 to October 2014)	Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst (2007 to 2014)
Mark J. Seger^ Year of Birth: 1962	Since February 2012	Assistant Treasurer (2014 to present) Treasurer (2012 to 2014)	Co-Founder and Managing Director of Ultimus Fund Solutions, LLC (1999 to present)
Daniel D. Bauer^ Year of Birth: 1977	Since April 2016	Assistant Treasurer	Assistant Mutual Fund Controller (September 2015 to present); Fund Accounting Manager (March 2012 to August 2015); Senior Fund Accountant (March 2011 to March 2012) of Ultimus Fund Solutions, LLC
Bo J. Howell^ Year of Birth: 1981	Since October 2014	Secretary (2015 to present) Assistant Secretary (2014)
V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012)

Frank L. Newbauer^ Year of Birth: 1954	Since February 2012	Assistant Secretary (2015 to present) Secretary (2012 to 2015)	Assistant Vice President of Ultimus Fund Solutions, LLC (2010 to present)
Natalie S. Anderson^ Year of Birth: 1975	Since April 2016	Assistant Secretary	Paralegal of Ultimus Fund Solutions, LLC (January 2015 to present); Senior Paralegal of Unirush, LLC (October 2011 to January 2015)
7

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Charles C. Black^ Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)
Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager at Touchstone Mutual Funds (2013 to 2015), Senior Compliance Manager at Fund Evaluation Group (2011 to 2013); Regulatory Administration Specialist (2006 to 2011)

Martin R. Dean^ Year of Birth: 1963	Since January 2016	Assistant Chief Compliance Officer
Vice President, Director of Fund  Compliance of Ultimus Fund Solutions, LLC (January 2016 to present); Assistant Chief Compliance Officer, Unified Series Trust (January 2016 to present); Anti-Money Laundering Officer and Chief Compliance Officer, The Huntington Funds (July 2013 to present); Anti-Money Laundering Officer and Chief Compliance Officer, Huntington  Strategy Shares (July 2013 to present); Senior Vice President and Compliance Group Manager,  Huntington Asset Services, Inc. (July 2013 to December 2015);   Director of Fund Accounting and Fund Administration Product at Citi Fund Services (January 2008 to June 2013)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

Investors should retain this supplement for future reference.
8

June 28, 2016

ULTIMUS MANAGERS TRUST

RYAN LABS CORE BOND FUND
AND RYAN LABS LONG CREDIT FUND

Supplement to the Statement of Additional Information (“SAI”)
Dated March 29, 2016

This supplement updates certain information contained in the SAI for the Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund (the “Funds”). For more information or to obtain a copy of the Funds’ Prospectus or SAI, free of charge, please contact the FundS toll free at 1-866-567-3087.

The following changes are made in the section entitled “MANAGEMENT OF THE TRUST”.

The following disclosure replaces, in its entirety, the first paragraph in the subsection entitled “Leadership Structure and Qualifications of Trustees” beginning on page 29 of the SAI:

“The Board consists of four Trustees, three of whom are Independent Trustees. The Board is responsible for the oversight of the series, or funds, of the Trust. In addition to the Funds, the Trust currently consists of the following series:”

The following replaces, in its entirety, the first three paragraphs of the subsection entitled “Board Leadership.” beginning on page 30 of the SAI:

“Board Leadership. The Board is led by its Chairman, who is also an Independent Trustee. The Chairman presides at all Board Meetings. The Chairman facilitates communication and coordination between the Trustees and management. The Chairman also reviews meeting agendas for the Board and the information provided by management to the Trustees. The Chairman works closely with Trust counsel and counsel to the Independent Trustees. The Chairman is also assisted by the Trust’s President, who, with the assistance of the Trust’s other officers, oversees the daily operations of the Funds, including monitoring the activities of all of the Funds’ service providers.
The Board believes that its leadership structure, including having an Independent Trustee serve as Chairman and three out of four Trustees as Independent Trustees, is appropriate and in the best interests of the Trust. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.
Board Committee. The Board has established a Committee of Independent Trustees, the principal functions of which are: (i) to appoint, retain and oversee the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to select and nominate all persons to serve as Independent Trustees; (iv) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act; and (v) to act as a proxy voting committee if called upon under the Trust’s Proxy Voting Policies and Procedures when a matter with respect to which a series of the Trust is entitled to vote presents a conflict between the interest of the series’ shareholders, on the one hand, and those of the series’ investment manager, on the other hand. In selecting and nominating persons to serve as Independent Trustees, the Committee will not consider nominees recommended by shareholders of the Trust. Messrs. Deptula, Discepoli, and Ms. Cohen are the members of the Committee of Independent Trustees. Mr. Deptula is the Chairman of the Committee and presides at its meetings. The Committee of Independent Trustees met four times during the prior fiscal year.”

1

The second paragraph in the subsection entitled “Independent Trustees” in the section entitled “Board Leadership” on page 31 is deleted in its entirety.

The following replaces, in its entirety, the first paragraph and chart in the subsection entitled “Trustees’ Ownership of Fund Shares.” beginning on page 33 of the SAI:

“The following table shows each Trustee’s beneficial ownership of shares of the Funds and, on an aggregate basis, of shares of all funds within the Trust overseen by the Trustee. Information is provided as of December 31, 2015.

Name of Trustee	Dollar Range of Shares owned by Trustee in
	Ryan Labs Core Bond Fund	Ryan Labs Long Credit Fund	All Funds in the Trust
Interested Trustee
Robert G. Dorsey	None	None	Over $100,000
Independent Trustees
John J. Discepoli	None	None	None
John C. Davis*	None	None	$50,001 - $100,000
David M. Deptula	None	None	None
Janine L. Cohen◊	None	None	None

*	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.”
2

The following replaces, in its entirety, the chart in the subsection entitled “Trustee Compensation.” beginning on page 33 of the SAI:

Name of Trustee	Compensation from each Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from All Funds Within the Trust
Interested Trustee
Robert G. Dorsey	None	None	None	None
Independent Trustees
John J. Discepoli	$2,375	None	None	$37,375
John C. Davis*	$2,375	None	None	$37,375
David M. Deptula	$2,375	None	None	$37,375
Janine L. Cohen◊	None	None	None	None

*	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.

The following replaces, in its entirety, Appendix A of the SAI:

APPENDIX A

TRUSTEES AND OFFICERS

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey * Year of Birth: 1957	Since February 2012	Trustee (2012 to present) President (June 2012 to October 2013)	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	21	n/a
3

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Directorships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees:
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (June 2016 to present) Trustee (2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since November 2004	21	n/a
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since February 2016; Vice President of Tax Treasury at Standard Register, Inc. (formerly The Standard Register Company) from 2011 to 2016; Tax Partner at Deloitte Tax LLP from 1984 to 2011	21	n/a
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	21	n/a

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent and distributor. Mr. Dorsey was President of the Trust from June 2012 to October 2013.
**	As of the date of this Supplement.

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Executive Officers:
David R. Carson^ Year of Birth: 1958	Since April 2013	President of the Trust (October 2013 to present) Principal Executive Officer of Ryan Labs Funds (October 2014 to present) Vice President of the Trust (April 2013 to October 2013)
Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

4

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Nitin N. Kumbhani 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1948	Since June 2012	Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund	Vice Chairman and Chief of Growth Equity Strategies, Fiera Capital Inc. (June 2016 to present); President and Chief Investment Officer of Apex Capital Management, Inc. (1987 to May 2016)
Michael Kalbfleisch 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1959	Since June 2012	Vice President of APEXcm Small/Mid Cap Growth Fund	Senior Vice President and Portfolio Manager, Fiera Capital Inc. (June 2016 to present); Vice President and Chief Compliance Officer of Apex Capital Management, Inc. (2001 to May 2016)
William S. Sloneker 8845 Governor’s Hill Drive, Cincinnati, Ohio 45249 Year of Birth: 1953	Since June 2012	Principal Executive Officer of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund	Chairman, Chief Executive Office and Portfolio Manager of Cincinnati Asset Management, Inc. (1989 to present)
Andrew B. Wellington 405 Park Avenue, 6th Floor New York, New York 10022 Year of Birth: 1968	Since January 2013	Principal Executive Officer of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund	Managing Director of Lyrical Asset Management LP (2008 to present)
Nicholas Chermayeff 300 First Stamford Place 3rd Floor East Stamford, CT 06902 Year of Birth: 1969	Since April 2013	Principal Executive Officer of Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund	Co-Chief Executive Officer and Principal of Barrow Street Capital LLC (1997 to present) and Barrow Street Advisors LLC
Andrew Dassori 215 Park Ave. South, Ste 1902 New York, NY 10003 Year of Birth: 1984	Since July 2013	Principal Executive Officer of Wavelength Interest Rate Neutral Fund
Managing Member (2013 to present) and Chief Compliance Officer (2013 to June 2016) of Wavelength Capital Management, LLC; Chief Investment Office of Longwave Advisors, LLC (June 2016 to present); Formerly, Portfolio Manager, Credit Suisse Asset Management LLC (2007 to 2013)

5

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Henry M.T. Jones 1380 West Paces Ferry Rd. Suite 1000 Atlanta, GA 30327 Year of Birth: 1971	Since July 2014	Principal Executive Officer of Blue Current Global Dividend Fund	Co-Managing Partner of Edge Advisors, LLC (2012 to present); co-founder and partner (2006 to present)
Stephen P. Lack 55 Waugh Drive, Suite 1130 Houston, TX 77007 Year of Birth: 1957	Since October 2014	Principal Executive Officer of Galapagos Partners Select Equity Fund	Founder, President and Chief Investment Officer of Galapagos Partners, L.P. (2007 to present)
Benjamin H. Thomas 401 West Main St., Suite 2100 Louisville, KY 40202 Year of Birth: 1974	Since April 2015	Principal Executive Officer of Waycross Long/Short Equity Fund	Founder, Managing Partner and Portfolio Manager for Waycross Partners, LLC (2005 to present)
Robert T. Slaymaker 655 Montgomery St., Suite 1905 San Francisco, CA 94000 Year of Birth: 1951	Since September 2015	Principal Executive Officer of Alambic Small Cap Value Plus Fund	Partner and Head of Client Service at Alambic Investment Management L.P. (2013 to present); Operating Partner at Advent International, Inc. (2008 to 2013)
Daniel Darchuck 30 Ragsdale Dr., Monterey, CA 93940 Year of Birth: 1958	Since September 2015	Principal Executive Officer of Topturn OneEighty Fund	Co-Founder, Chief Executive Officer of Topturn Capital, LLC (2009 to present); Chief Executive Officer of Topturn Fund Advisors, LLC (2015 to present)
Christopher M. Niemczewski 21 Dupont Circle NW, Suite 500 Washington, D.C. 20036 Year of Birth: 1951	Since October 2015	Principal Executive Officer of Marshfield Concentrated Opportunity Fund	Founder, Managing Principal of Marshfield Associates, Inc. (1989 to present)
6

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Alfredo Viegas 250 W. 57th St., Ste. 2032, New York, NY 10107 Year of Birth: 1968	Since December 2015	Principal Executive Officer of Castlemaine Funds
Chief Investment Officer and Chief Compliance Officer at Castlemaine LLC (2015 to present); Managing Director at Nomura Securities (2012 to 2015); Managing Director at Knight Capital Group (2009 to 2012).

Jennifer L. Leamer^ Year of Birth: 1976	Since April 2014	Treasurer (2014 to present) Assistant Treasurer (April 2014 to October 2014)	Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst (2007 to 2014)
Mark J. Seger^ Year of Birth: 1962	Since February 2012	Assistant Treasurer (2014 to present) Treasurer (2012 to 2014)	Co-Founder and Managing Director of Ultimus Fund Solutions, LLC (1999 to present)
Daniel D. Bauer^ Year of Birth: 1977	Since April 2016	Assistant Treasurer	Assistant Mutual Fund Controller (September 2015 to present); Fund Accounting Manager (March 2012 to August 2015); Senior Fund Accountant (March 2011 to March 2012) of Ultimus Fund Solutions, LLC
Bo J. Howell^ Year of Birth: 1981	Since October 2014	Secretary (2015 to present) Assistant Secretary (2014)
V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012)

Frank L. Newbauer^ Year of Birth: 1954	Since February 2012	Assistant Secretary (2015 to present) Secretary (2012 to 2015)	Assistant Vice President of Ultimus Fund Solutions, LLC (2010 to present)
Natalie S. Anderson^ Year of Birth: 1975	Since April 2016	Assistant Secretary	Paralegal of Ultimus Fund Solutions, LLC (January 2015 to present); Senior Paralegal of Unirush, LLC (October 2011 to January 2015)
7

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Charles C. Black^ Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)
Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager at Touchstone Mutual Funds (2013 to 2015), Senior Compliance Manager at Fund Evaluation Group (2011 to 2013); Regulatory Administration Specialist (2006 to 2011)

Martin R. Dean^ Year of Birth: 1963	Since January 2016	Assistant Chief Compliance Officer
Vice President, Director of Fund  Compliance of Ultimus Fund Solutions, LLC (January 2016 to present); Assistant Chief Compliance Officer, Unified Series Trust (January 2016 to present); Anti-Money Laundering Officer and Chief Compliance Officer, The Huntington Funds (July 2013 to present); Anti-Money Laundering Officer and Chief Compliance Officer, Huntington  Strategy Shares (July 2013 to present); Senior Vice President and Compliance Group Manager,  Huntington Asset Services, Inc. (July 2013 to December 2015);   Director of Fund Accounting and Fund Administration Product at Citi Fund Services (January 2008 to June 2013)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

Investors should retain this supplement for future reference.
8

June 28, 2016

ULTIMUS MANAGERS TRUST

TOPTURN ONEEIGHTY FUND

Supplement to the Statement of Additional Information (“SAI”)
Dated September 1, 2015, Revised October 15, 2015 and February 12, 2016

This supplement updates certain information contained in the SAI for the Topturn OneEighty Fund (the “Fund”). For more information or to obtain a copy of the Fund’s Prospectus or SAI, free of charge, please contact the Fund toll free at 1-888-261-2884.

The following changes are made in the section entitled “MANAGEMENT OF THE TRUST”.

The following disclosure replaces, in its entirety, the first paragraph in the subsection entitled “Leadership Structure and Qualifications of Trustees” beginning on page 23 of the SAI:

“The Board consists of four Trustees, three of whom are Independent Trustees. The Board is responsible for the oversight of the series, or funds, of the Trust. In addition to the Fund, the Trust currently consists of the following series:”

The following replaces, in its entirety, the first three paragraphs of the subsection entitled “Board Leadership.” beginning on page 23 of the SAI:

“Board Leadership. The Board is led by its Chairman, who is also an Independent Trustee. The Chairman presides at all Board Meetings. The Chairman facilitates communication and coordination between the Trustees and management. The Chairman also reviews meeting agendas for the Board and the information provided by management to the Trustees. The Chairman works closely with Trust counsel and counsel to the Independent Trustees. The Chairman is also assisted by the Trust’s President, who, with the assistance of the Trust’s other officers, oversees the daily operations of the Fund, including monitoring the activities of all of the Fund’s service providers.
The Board believes that its leadership structure, including having an Independent Trustee serve as Chairman and three out of four Trustees as Independent Trustees, is appropriate and in the best interests of the Trust. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.
Board Committee. The Board has established a Committee of Independent Trustees, the principal functions of which are: (i) to appoint, retain and oversee the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to select and nominate all persons to serve as Independent Trustees; (iv) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act; and (v) to act as a proxy voting committee if called upon under the Trust’s Proxy Voting Policies and Procedures when a matter with respect to which a series of the Trust is entitled to vote presents a conflict between the interest of the series’ shareholders, on the one hand, and those of the series’ investment manager, on the other hand. In selecting and nominating persons to serve as Independent Trustees, the Committee will not consider nominees recommended by shareholders of the Trust. Messrs. Deptula, Discepoli, and Ms. Cohen are the members of the Committee of Independent Trustees. Mr. Deptula is the Chairman of the Committee and presides at its meetings. The Committee of Independent Trustees met four times during the prior fiscal year.”

The second paragraph in the subsection entitled “Independent Trustees” in the section entitled “Board Leadership” beginning on page 25 is deleted in its entirety.

The following replaces, in its entirety, the first paragraph and chart in the subsection entitled “Trustees’ Ownership of Fund Shares.” on page 26 of the SAI:

“The following table shows each Trustee’s beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the Trust overseen by the Trustee. Information is provided as of December 31, 2015.

Name of Trustee	Dollar Range of Shares of the Fund Owned by Trustee	Aggregate Dollar Range of Shares Owned of All Funds in Trust Overseen by Trustee
Interested Trustee
Robert G. Dorsey	None	Over $100,000
Independent Trustees
John J. Discepoli	None	None
John C. Davis*	None	$50,001 - $100,000
David M. Deptula	None	None
Janine L. Cohen◊	None	None

*	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.”

The following replaces, in its entirety, the chart in the subsection entitled “Trustee Compensation.” beginning on page 26 of the SAI:

Name of Trustee	Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from All Funds Within the Trust
Interested Trustee
Robert G. Dorsey	None	None	None	None
Independent Trustees
John J. Discepoli	$2,500	None	None	$52,500
John C. Davis*	$1,875	None	None	$39,375
David M. Deptula	$2,500	None	None	$52,500
Janine L. Cohen◊	$2,375	None	None	$39,375

*	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.

The following replaces, in its entirety, Appendix A of the SAI:

APPENDIX A

TRUSTEES AND OFFICERS

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey * Year of Birth: 1957	Since February 2012	Trustee (2012 to present) President (June 2012 to October 2013)	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	21	n/a

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Directorships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees:
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (June 2016 to present) Trustee (2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since November 2004	21	n/a
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since February 2016; Vice President of Tax Treasury at Standard Register, Inc. (formerly The Standard Register Company) from 2011 to 2016; Tax Partner at Deloitte Tax LLP from 1984 to 2011	21	n/a
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	21	n/a

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent and distributor. Mr. Dorsey was President of the Trust from June 2012 to October 2013.
**	As of the date of this Supplement.

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Executive Officers:
David R. Carson^ Year of Birth: 1958	Since April 2013	President of the Trust (October 2013 to present) Principal Executive Officer of Ryan Labs Funds (October 2014 to present) Vice President of the Trust (April 2013 to October 2013)
Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Nitin N. Kumbhani 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1948	Since June 2012	Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund	Vice Chairman and Chief of Growth Equity Strategies, Fiera Capital Inc. (June 2016 to present); President and Chief Investment Officer of Apex Capital Management, Inc. (1987 to May 2016)
Michael Kalbfleisch 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1959	Since June 2012	Vice President of APEXcm Small/Mid Cap Growth Fund	Senior Vice President and Portfolio Manager, Fiera Capital Inc. (June 2016 to present); Vice President and Chief Compliance Officer of Apex Capital Management, Inc. (2001 to May 2016)
William S. Sloneker 8845 Governor’s Hill Drive, Cincinnati, Ohio 45249 Year of Birth: 1953	Since June 2012	Principal Executive Officer of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund	Chairman, Chief Executive Office and Portfolio Manager of Cincinnati Asset Management, Inc. (1989 to present)
Andrew B. Wellington 405 Park Avenue, 6th Floor New York, New York 10022 Year of Birth: 1968	Since January 2013	Principal Executive Officer of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund	Managing Director of Lyrical Asset Management LP (2008 to present)
Nicholas Chermayeff 300 First Stamford Place 3rd Floor East Stamford, CT 06902 Year of Birth: 1969	Since April 2013	Principal Executive Officer of Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund	Co-Chief Executive Officer and Principal of Barrow Street Capital LLC (1997 to present) and Barrow Street Advisors LLC
Andrew Dassori 215 Park Ave. South, Ste 1902 New York, NY 10003 Year of Birth: 1984	Since July 2013	Principal Executive Officer of Wavelength Interest Rate Neutral Fund
Managing Member (2013 to present) and Chief Compliance Officer (2013 to June 2016) of Wavelength Capital Management, LLC; Chief Investment Officer of Longwave Advisors LLC (June 2016 to present); Formerly, Portfolio Manager, Credit Suisse Asset Management LLC (2007 to 2013)

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Henry M.T. Jones 1380 West Paces Ferry Rd. Suite 1000 Atlanta, GA 30327 Year of Birth: 1971	Since July 2014	Principal Executive Officer of Blue Current Global Dividend Fund	Co-Managing Partner of Edge Advisors, LLC (2012 to present); co-founder and partner (2006 to present)
Stephen P. Lack 55 Waugh Drive, Suite 1130 Houston, TX 77007 Year of Birth: 1957	Since October 2014	Principal Executive Officer of Galapagos Partners Select Equity Fund	Founder, President and Chief Investment Officer of Galapagos Partners, L.P. (2007 to present)
Benjamin H. Thomas 401 West Main St., Suite 2100 Louisville, KY 40202 Year of Birth: 1974	Since April 2015	Principal Executive Officer of Waycross Long/Short Equity Fund	Founder, Managing Partner and Portfolio Manager for Waycross Partners, LLC (2005 to present)
Robert T. Slaymaker 655 Montgomery St., Suite 1905 San Francisco, CA 94000 Year of Birth: 1951	Since September 2015	Principal Executive Officer of Alambic Small Cap Value Plus Fund	Partner and Head of Client Service at Alambic Investment Management L.P. (2013 to present); Operating Partner at Advent International, Inc. (2008 to 2013)
Daniel Darchuck 30 Ragsdale Dr., Monterey, CA 93940 Year of Birth: 1958	Since September 2015	Principal Executive Officer of Topturn OneEighty Fund	Co-Founder, Chief Executive Officer of Topturn Capital, LLC (2009 to present); Chief Executive Officer of Topturn Fund Advisors, LLC (2015 to present)
Christopher M. Niemczewski 21 Dupont Circle NW, Suite 500 Washington, D.C. 20036 Year of Birth: 1951	Since October 2015	Principal Executive Officer of Marshfield Concentrated Opportunity Fund	Founder, Managing Principal of Marshfield Associates, Inc. (1989 to present)

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Alfredo Viegas 250 W. 57th St., Ste. 2032, New York, NY 10107 Year of Birth: 1968	Since December 2015	Principal Executive Officer of Castlemaine Funds
Chief Investment Officer and Chief Compliance Officer at Castlemaine LLC (2015 to present); Managing Director at Nomura Securities (2012 to 2015); Managing Director at Knight Capital Group (2009 to 2012).

Jennifer L. Leamer^ Year of Birth: 1976	Since April 2014	Treasurer (2014 to present) Assistant Treasurer (April 2014 to October 2014)	Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst (2007 to 2014)
Mark J. Seger^ Year of Birth: 1962	Since February 2012	Assistant Treasurer (2014 to present) Treasurer (2012 to 2014)	Co-Founder and Managing Director of Ultimus Fund Solutions, LLC (1999 to present)
Daniel D. Bauer^ Year of Birth: 1977	Since April 2016	Assistant Treasurer	Assistant Mutual Fund Controller (September 2015 to present); Fund Accounting Manager (March 2012 to August 2015); Senior Fund Accountant (March 2011 to March 2012) of Ultimus Fund Solutions, LLC
Bo J. Howell^ Year of Birth: 1981	Since October 2014	Secretary (2015 to present) Assistant Secretary (2014)
V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012)

Frank L. Newbauer^ Year of Birth: 1954	Since February 2012	Assistant Secretary (2015 to present) Secretary (2012 to 2015)	Assistant Vice President of Ultimus Fund Solutions, LLC (2010 to present)
Natalie S. Anderson^ Year of Birth: 1975	Since April 2016	Assistant Secretary	Paralegal of Ultimus Fund Solutions, LLC (January 2015 to present); Senior Paralegal of Unirush, LLC (October 2011 to January 2015)

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Charles C. Black^ Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)
Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager at Touchstone Mutual Funds (2013 to 2015), Senior Compliance Manager at Fund Evaluation Group (2011 to 2013); Regulatory Administration Specialist (2006 to 2011)

Martin R. Dean^ Year of Birth: 1963	Since January 2016	Assistant Chief Compliance Officer
Vice President, Director of Fund  Compliance of Ultimus Fund Solutions, LLC (January 2016 to present); Assistant Chief Compliance Officer, Unified Series Trust (January 2016 to present); Anti-Money Laundering Officer and Chief Compliance Officer, The Huntington Funds (July 2013 to present); Anti-Money Laundering Officer and Chief Compliance Officer, Huntington  Strategy Shares (July 2013 to present); Senior Vice President and Compliance Group Manager,  Huntington Asset Services, Inc. (July 2013 to December 2015);   Director of Fund Accounting and Fund Administration Product at Citi Fund Services (January 2008 to June 2013)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

Investors should retain this supplement for future reference.

June 28, 2016

ULTIMUS MANAGERS TRUST

WAVELENGTH INTEREST RATE NEUTRAL FUND

Supplement to the Statement of Additional Information (“SAI”)
Dated September 28, 2015, Revised February 12, 2016

This supplement updates certain information contained in the SAI for the Wavelength Interest Rate Neutral Fund (the “Fund”). For more information or to obtain a copy of the Fund’s Prospectus or SAI, free of charge, please contact the Fund toll free at 1-866-896-9292.

The following changes are made in the section entitled “MANAGEMENT OF THE TRUST”.

The following disclosure replaces, in its entirety, the first paragraph in the subsection entitled “Leadership Structure and Qualifications of Trustees” on page 32 of the SAI:

“The Board consists of four Trustees, three of whom are Independent Trustees. The Board is responsible for the oversight of the series, or funds, of the Trust. In addition to the Fund, the Trust currently consists of the following series:”

The following replaces, in its entirety, the first three paragraphs of the subsection entitled “Board Leadership.” beginning on page 33 of the SAI:

“Board Leadership. The Board is led by its Chairman, who is also an Independent Trustee. The Chairman presides at all Board Meetings. The Chairman facilitates communication and coordination between the Trustees and management. The Chairman also reviews meeting agendas for the Board and the information provided by management to the Trustees. The Chairman works closely with Trust counsel and counsel to the Independent Trustees. The Chairman is also assisted by the Trust’s President, who, with the assistance of the Trust’s other officers, oversees the daily operations of the Fund, including monitoring the activities of all of the Fund’s service providers.
The Board believes that its leadership structure, including having an Independent Trustee serve as Chairman and three out of four Trustees as Independent Trustees, is appropriate and in the best interests of the Trust. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.
Board Committee. The Board has established a Committee of Independent Trustees, the principal functions of which are: (i) to appoint, retain and oversee the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to select and nominate all persons to serve as Independent Trustees; (iv) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act; and (v) to act as a proxy voting committee if called upon under the Trust’s Proxy Voting Policies and Procedures when a matter with respect to which a series of the Trust is entitled to vote presents a conflict between the interest of the series’ shareholders, on the one hand, and those of the series’ investment manager, on the other hand. In selecting and nominating persons to serve as Independent Trustees, the Committee will not consider nominees recommended by shareholders of the Trust. Messrs. Deptula, Discepoli, and Ms. Cohen are the members of the Committee of Independent Trustees. Mr. Deptula is the Chairman of the Committee and presides at its meetings. The Committee of Independent Trustees met four times during the prior fiscal year.”

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The second paragraph in the subsection entitled “Independent Trustees” in the section entitled “Board Leadership” beginning on page 34 is deleted in its entirety.

The following replaces, in its entirety, the first paragraph and chart in the subsection entitled “Trustees’ Ownership of Fund Shares.” beginning on page 35 of the SAI:

“The following table shows each Trustee’s beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the Trust overseen by the Trustee. Information is provided as of December 31, 2015.

Name of Trustee	Dollar Range of Shares of the Fund Owned by Trustee	Aggregate Dollar Range of Shares Owned of All Funds in Trust Overseen by Trustee
Interested Trustee
Robert G. Dorsey	None	Over 100,000
Independent Trustees
John J. Discepoli	None	None
John C. Davis*	None	$10,000 - $50,000
David M. Deptula	None	None
Janine L. Cohen◊	None	None

*	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.”

The following replaces, in its entirety, the subsection entitled “Trustee Compensation.” beginning  on page 36 of the SAI:

“Trustee Compensation. No director, officer or employee of the Adviser or Distributor receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Independent Trustee receives a $500 per meeting fee and a $500 annual retainer for each series of the Trust. The Trust reimburses each Trustee and officer for his or her travel and other expenses incurred in attending meetings. The following table reflects the amount of compensation received by each Trustee during the fiscal year ended May 31, 2016.
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Name of Trustee	Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from All Funds Within the Trust
Interested Trustee
Robert G. Dorsey	None	None	None	None
Independent Trustees
John J. Discepoli	$2,125	None	None	$24,000
John C. Davis*	$2,125	None	None	$24,000
David M. Deptula	$2,125	None	None	$24,000
Janine L. Cohen◊	None	None	None	None

*	Mr. Davis resigned as a Trustee on May 11, 2016.
◊	Ms. Cohen’s term as Trustee commenced January 1, 2016.”

The following replaces, in its entirety, Appendix B of the SAI:

APPENDIX B

TRUSTEES AND OFFICERS

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey * Year of Birth: 1957	Since February 2012	Trustee (2012 to present) President (June 2012 to October 2013)	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	21	n/a
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Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Directorships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees:
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (June 2016 to present) Trustee (2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since November 2004	21	n/a
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since February 2016; Vice President of Tax Treasury at Standard Register, Inc. (formerly The Standard Register Company) from 2011 to 2016; Tax Partner at Deloitte Tax LLP from 1984 to 2011	21	n/a
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	21	n/a

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent and distributor. Mr. Dorsey was President of the Trust from June 2012 to October 2013.
**	As of the date of this Supplement.

Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Executive Officers:
David R. Carson^ Year of Birth: 1958	Since April 2013	President of the Trust (October 2013 to present) Principal Executive Officer of Ryan Labs Funds (October 2014 to present) Vice President of the Trust (April 2013 to October 2013)
Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

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Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Nitin N. Kumbhani 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1948	Since June 2012	Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund	Vice Chairman and Chief of Growth Equity Strategies, Fiera Capital Inc. (June 2016 to present); President and Chief Investment Officer of Apex Capital Management, Inc. (1987 to May 2016)
Michael Kalbfleisch 10050 Innovation Drive, Suite 120 Miamisburg, Ohio 45342 Year of Birth: 1959	Since June 2012	Vice President of APEXcm Small/Mid Cap Growth Fund	Senior Vice President and Portfolio Manager, Fiera Capital Inc. (June 2016 to present); Vice President and Chief Compliance Officer of Apex Capital Management, Inc. (2001 to May 2016)
William S. Sloneker 8845 Governor’s Hill Drive, Cincinnati, Ohio 45249 Year of Birth: 1953	Since June 2012	Principal Executive Officer of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund	Chairman, Chief Executive Office and Portfolio Manager of Cincinnati Asset Management, Inc. (1989 to present)
Andrew B. Wellington 405 Park Avenue, 6th Floor New York, New York 10022 Year of Birth: 1968	Since January 2013	Principal Executive Officer of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund	Managing Director of Lyrical Asset Management LP (2008 to present)
Nicholas Chermayeff 300 First Stamford Place 3rd Floor East Stamford, CT 06902 Year of Birth: 1969	Since April 2013	Principal Executive Officer of Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund	Co-Chief Executive Officer and Principal of Barrow Street Capital LLC (1997 to present) and Barrow Street Advisors LLC
Andrew Dassori 215 Park Ave. South, Ste 1902 New York, NY 10003 Year of Birth: 1984	Since July 2013	Principal Executive Officer of Wavelength Interest Rate Neutral Fund
Managing Member (2013 to present) and Chief Compliance Officer (2013 to June 2016) of Wavelength Capital Management, LLC; Chief Investment Officer of Longwave Advisors LLC (June 2016 to present); Formerly, Portfolio Manager, Credit Suisse Asset Management LLC (2007 to 2013)

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Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Henry M.T. Jones 1380 West Paces Ferry Rd. Suite 1000 Atlanta, GA 30327 Year of Birth: 1971	Since July 2014	Principal Executive Officer of Blue Current Global Dividend Fund	Co-Managing Partner of Edge Advisors, LLC (2012 to present); co-founder and partner (2006 to present)
Stephen P. Lack 55 Waugh Drive, Suite 1130 Houston, TX 77007 Year of Birth: 1957	Since October 2014	Principal Executive Officer of Galapagos Partners Select Equity Fund	Founder, President and Chief Investment Officer of Galapagos Partners, L.P. (2007 to present)
Benjamin H. Thomas 401 West Main St., Suite 2100 Louisville, KY 40202 Year of Birth: 1974	Since April 2015	Principal Executive Officer of Waycross Long/Short Equity Fund	Founder, Managing Partner and Portfolio Manager for Waycross Partners, LLC (2005 to present)
Robert T. Slaymaker 655 Montgomery St., Suite 1905 San Francisco, CA 94000 Year of Birth: 1951	Since September 2015	Principal Executive Officer of Alambic Small Cap Value Plus Fund	Partner and Head of Client Service at Alambic Investment Management L.P. (2013 to present); Operating Partner at Advent International, Inc. (2008 to 2013)
Daniel Darchuck 30 Ragsdale Dr., Monterey, CA 93940 Year of Birth: 1958	Since September 2015	Principal Executive Officer of Topturn OneEighty Fund	Co-Founder, Chief Executive Officer of Topturn Capital, LLC (2009 to present); Chief Executive Officer of Topturn Fund Advisors, LLC (2015 to present)
Christopher M. Niemczewski 21 Dupont Circle NW, Suite 500 Washington, D.C. 20036 Year of Birth: 1951	Since October 2015	Principal Executive Officer of Marshfield Concentrated Opportunity Fund	Founder, Managing Principal of Marshfield Associates, Inc. (1989 to present)
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Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Alfredo Viegas 250 W. 57th St., Ste. 2032, New York, NY 10107 Year of Birth: 1968	Since December 2015	Principal Executive Officer of Castlemaine Funds
Chief Investment Officer and Chief Compliance Officer at Castlemaine LLC (2015 to present); Managing Director at Nomura Securities (2012 to 2015); Managing Director at Knight Capital Group (2009 to 2012).

Jennifer L. Leamer^ Year of Birth: 1976	Since April 2014	Treasurer (2014 to present) Assistant Treasurer (April 2014 to October 2014)	Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst (2007 to 2014)
Mark J. Seger^ Year of Birth: 1962	Since February 2012	Assistant Treasurer (2014 to present) Treasurer (2012 to 2014)	Co-Founder and Managing Director of Ultimus Fund Solutions, LLC (1999 to present)
Daniel D. Bauer^ Year of Birth: 1977	Since April 2016	Assistant Treasurer	Assistant Mutual Fund Controller (September 2015 to present); Fund Accounting Manager (March 2012 to August 2015); Senior Fund Accountant (March 2011 to March 2012) of Ultimus Fund Solutions, LLC
Bo J. Howell^ Year of Birth: 1981	Since October 2014	Secretary (2015 to present) Assistant Secretary (2014)
V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012)

Frank L. Newbauer^ Year of Birth: 1954	Since February 2012	Assistant Secretary (2015 to present) Secretary (2012 to 2015)	Assistant Vice President of Ultimus Fund Solutions, LLC (2010 to present)
Natalie S. Anderson^ Year of Birth: 1975	Since April 2016	Assistant Secretary	Paralegal of Ultimus Fund Solutions, LLC (January 2015 to present); Senior Paralegal of Unirush, LLC (October 2011 to January 2015)
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Name and Year of Birth	Length of Time Served	Position(s)Held with Trust	Principal Occupation(s)During Past 5 Years
Charles C. Black^ Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)
Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager at Touchstone Mutual Funds (2013 to 2015), Senior Compliance Manager at Fund Evaluation Group (2011 to 2013); Regulatory Administration Specialist (2006 to 2011)

Martin R. Dean^ Year of Birth: 1963	Since January 2016	Assistant Chief Compliance Officer
Vice President, Director of Fund  Compliance of Ultimus Fund Solutions, LLC (January 2016 to present); Assistant Chief Compliance Officer, Unified Series Trust (January 2016 to present); Anti-Money Laundering Officer and Chief Compliance Officer, The Huntington Funds (July 2013 to present); Anti-Money Laundering Officer and Chief Compliance Officer, Huntington  Strategy Shares (July 2013 to present); Senior Vice President and Compliance Group Manager,  Huntington Asset Services, Inc. (July 2013 to December 2015);   Director of Fund Accounting and Fund Administration Product at Citi Fund Services (January 2008 to June 2013)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

Investors should retain this supplement for future reference.

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